Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Voya Funds Trust
Entity Central Index Key	0001066602
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000023002
Shareholder Report [Line Items]
Fund Name	Voya GNMA Income Fund
Class Name	Class A
Trading Symbol	LEXNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya GNMA Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$86	0.84%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund underperformed the Bloomberg GNMA Index. Underperformance was driven by security selection decisions, while sector allocation decisions contributed.

↑ Top contributors to performance: Negative cash position.

↓ Top detractors from performance: Allocation to collateralized mortgage obligations (CMO) and security selection within GNMA.

Line Graph [Table Text Block]
Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	Bloomberg GNMA Index
2016	$9,751	$10,000	$10,000	$10,000
2017	$9,795	$10,044	$10,044	$10,009
2018	$9,802	$10,052	$10,165	$10,037
2019	$10,180	$10,440	$10,620	$10,485
2020	$10,733	$11,007	$11,568	$11,201
2021	$10,849	$11,126	$11,650	$11,160
2022	$10,376	$10,641	$11,167	$10,647
2023	$9,906	$10,158	$10,633	$10,170
2024	$10,024	$10,280	$10,814	$10,338
2025	$10,560	$10,829	$11,341	$10,873
2026	$11,065	$11,347	$11,835	$11,472

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	2.17%	-0.12%	1.02%
Class A - Excluding Sales Charge	4.78%	0.39%	1.27%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg GNMA Index	5.51%	0.55%	1.38%

AssetsNet	$ 1,069,969,812
Holdings Count | Holding	804
Advisory Fees Paid, Amount	$ 3,821,955
InvestmentCompanyPortfolioTurnover	432.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,069,969,812 # of Portfolio Holdings804 Portfolio Turnover Rate432% Investment Advisory Fees Paid$3,821,955
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(30.0)%
Asset-Backed Securities	0.0%
Commercial Mortgage-Backed Securities	3.6%
Collateralized Mortgage Obligations	61.9%
U.S. Government Agency Obligations	64.5%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Ginnie Mae, 5.000%, 05/15/56	10.2%
Ginnie Mae, 5.500%, 05/20/56	8.9%
Ginnie Mae, 6.000%, 05/15/56	6.5%
Ginnie Mae, 2.000%, 03/20/52	3.0%
Ginnie Mae, 3.000%, 04/20/56	2.5%
Ginnie Mae - Class FE, 4.923%, 01/20/55	2.0%
Ginnie Mae - Class EZ, 6.000%, 09/20/63	1.8%
Ginnie Mae, 3.000%, 10/20/51	1.8%
Ginnie Mae, 2.500%, 10/20/51	1.8%
Ginnie Mae - Class LF, 4.923%, 06/20/55	1.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026.For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective July 31, 2025, the Fund amended its investment policies in accordance with the investment focus that the name suggests.

Updated Prospectus Phone Number	1-800-992-0180
C000023004
Shareholder Report [Line Items]
Fund Name	Voya GNMA Income Fund
Class Name	Class C
Trading Symbol	LEGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya GNMA Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$162	1.59%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund underperformed the Bloomberg GNMA Index. Underperformance was driven by security selection decisions, while sector allocation decisions contributed.

↑ Top contributors to performance: Negative cash position.

↓ Top detractors from performance: Allocation to collateralized mortgage obligations (CMO) and security selection within GNMA.

Line Graph [Table Text Block]
Table Summary
	Class C with Sale Charges	Class C without Sales Charge	Bloomberg U.S. Aggregate Bond Index	Bloomberg GNMA Index
2016	$10,000	$10,000	$10,000	$10,000
2017	$9,963	$9,963	$10,044	$10,009
2018	$9,907	$9,907	$10,165	$10,037
2019	$10,201	$10,201	$10,620	$10,485
2020	$10,677	$10,677	$11,568	$11,201
2021	$10,723	$10,723	$11,650	$11,160
2022	$10,176	$10,176	$11,167	$10,647
2023	$9,638	$9,638	$10,633	$10,170
2024	$9,681	$9,681	$10,814	$10,338
2025	$10,198	$10,198	$11,341	$10,873
2026	$10,685	$10,685	$11,835	$11,472

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	2.87%	-0.37%	0.67%
Class C - Excluding Sales Charge	3.87%	-0.37%	0.67%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg GNMA Index	5.51%	0.55%	1.38%

AssetsNet	$ 1,069,969,812
Holdings Count | Holding	804
Advisory Fees Paid, Amount	$ 3,821,955
InvestmentCompanyPortfolioTurnover	432.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,069,969,812 # of Portfolio Holdings804 Portfolio Turnover Rate432% Investment Advisory Fees Paid$3,821,955
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(30.0)%
Asset-Backed Securities	0.0%
Commercial Mortgage-Backed Securities	3.6%
Collateralized Mortgage Obligations	61.9%
U.S. Government Agency Obligations	64.5%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Ginnie Mae, 5.000%, 05/15/56	10.2%
Ginnie Mae, 5.500%, 05/20/56	8.9%
Ginnie Mae, 6.000%, 05/15/56	6.5%
Ginnie Mae, 2.000%, 03/20/52	3.0%
Ginnie Mae, 3.000%, 04/20/56	2.5%
Ginnie Mae - Class FE, 4.923%, 01/20/55	2.0%
Ginnie Mae - Class EZ, 6.000%, 09/20/63	1.8%
Ginnie Mae, 3.000%, 10/20/51	1.8%
Ginnie Mae, 2.500%, 10/20/51	1.8%
Ginnie Mae - Class LF, 4.923%, 06/20/55	1.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026.For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective July 31, 2025, the Fund amended its investment policies in accordance with the investment focus that the name suggests.

Updated Prospectus Phone Number	1-800-992-0180
C000023005
Shareholder Report [Line Items]
Fund Name	Voya GNMA Income Fund
Class Name	Class I
Trading Symbol	LEINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya GNMA Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$55	0.54%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund underperformed the Bloomberg GNMA Index. Underperformance was driven by security selection decisions, while sector allocation decisions contributed.

↑ Top contributors to performance: Negative cash position.

↓ Top detractors from performance: Allocation to collateralized mortgage obligations (CMO) and security selection within GNMA.

Line Graph [Table Text Block]
Table Summary
	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg GNMA Index
2016	$250,000	$250,000	$250,000
2017	$251,891	$251,100	$250,225
2018	$252,825	$254,113	$250,926
2019	$263,332	$265,497	$262,117
2020	$278,469	$289,206	$280,019
2021	$282,644	$291,260	$279,011
2022	$270,838	$279,172	$266,177
2023	$259,708	$265,828	$254,252
2024	$263,305	$270,342	$258,445
2025	$278,566	$283,533	$271,831
2026	$292,750	$295,863	$286,796

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class I	5.09%	0.70%	1.59%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg GNMA Index	5.51%	0.55%	1.38%

AssetsNet	$ 1,069,969,812
Holdings Count | Holding	804
Advisory Fees Paid, Amount	$ 3,821,955
InvestmentCompanyPortfolioTurnover	432.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,069,969,812 # of Portfolio Holdings804 Portfolio Turnover Rate432% Investment Advisory Fees Paid$3,821,955
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(30.0)%
Asset-Backed Securities	0.0%
Commercial Mortgage-Backed Securities	3.6%
Collateralized Mortgage Obligations	61.9%
U.S. Government Agency Obligations	64.5%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Ginnie Mae, 5.000%, 05/15/56	10.2%
Ginnie Mae, 5.500%, 05/20/56	8.9%
Ginnie Mae, 6.000%, 05/15/56	6.5%
Ginnie Mae, 2.000%, 03/20/52	3.0%
Ginnie Mae, 3.000%, 04/20/56	2.5%
Ginnie Mae - Class FE, 4.923%, 01/20/55	2.0%
Ginnie Mae - Class EZ, 6.000%, 09/20/63	1.8%
Ginnie Mae, 3.000%, 10/20/51	1.8%
Ginnie Mae, 2.500%, 10/20/51	1.8%
Ginnie Mae - Class LF, 4.923%, 06/20/55	1.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026.For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective July 31, 2025, the Fund amended its investment policies in accordance with the investment focus that the name suggests.

Updated Prospectus Phone Number	1-800-992-0180
C000122009
Shareholder Report [Line Items]
Fund Name	Voya GNMA Income Fund
Class Name	Class R6
Trading Symbol	VGMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya GNMA Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund underperformed the Bloomberg GNMA Index. Underperformance was driven by security selection decisions, while sector allocation decisions contributed.

↑ Top contributors to performance: Negative cash position.

↓ Top detractors from performance: Allocation to collateralized mortgage obligations (CMO) and security selection within GNMA.

Line Graph [Table Text Block]
Table Summary
	Class R6	Bloomberg U.S. Aggregate Bond Index	Bloomberg GNMA Index
7/31/2020	$1,000,000	$1,000,000	$1,000,000
2021	$1,006,406	$964,357	$993,129
2022	$965,562	$924,336	$947,445
2023	$924,877	$880,153	$905,000
2024	$938,182	$895,097	$919,922
2025	$993,059	$938,774	$967,571
2026	$1,044,148	$979,597	$1,020,836

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	Since Inception (7/31/2020)
Class R6	5.14%	0.74%	0.77%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	-0.36%
Bloomberg GNMA Index	5.51%	0.55%	0.36%

AssetsNet	$ 1,069,969,812
Holdings Count | Holding	804
Advisory Fees Paid, Amount	$ 3,821,955
InvestmentCompanyPortfolioTurnover	432.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,069,969,812 # of Portfolio Holdings804 Portfolio Turnover Rate432% Investment Advisory Fees Paid$3,821,955
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(30.0)%
Asset-Backed Securities	0.0%
Commercial Mortgage-Backed Securities	3.6%
Collateralized Mortgage Obligations	61.9%
U.S. Government Agency Obligations	64.5%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Ginnie Mae, 5.000%, 05/15/56	10.2%
Ginnie Mae, 5.500%, 05/20/56	8.9%
Ginnie Mae, 6.000%, 05/15/56	6.5%
Ginnie Mae, 2.000%, 03/20/52	3.0%
Ginnie Mae, 3.000%, 04/20/56	2.5%
Ginnie Mae - Class FE, 4.923%, 01/20/55	2.0%
Ginnie Mae - Class EZ, 6.000%, 09/20/63	1.8%
Ginnie Mae, 3.000%, 10/20/51	1.8%
Ginnie Mae, 2.500%, 10/20/51	1.8%
Ginnie Mae - Class LF, 4.923%, 06/20/55	1.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026.For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective July 31, 2025, the Fund amended its investment policies in accordance with the investment focus that the name suggests.

Updated Prospectus Phone Number	1-800-992-0180
C000057275
Shareholder Report [Line Items]
Fund Name	Voya GNMA Income Fund
Class Name	Class W
Trading Symbol	IGMWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya GNMA Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund underperformed the Bloomberg GNMA Index. Underperformance was driven by security selection decisions, while sector allocation decisions contributed.

↑ Top contributors to performance: Negative cash position.

↓ Top detractors from performance: Allocation to collateralized mortgage obligations (CMO) and security selection within GNMA.

Line Graph [Table Text Block]
Table Summary
	Class W	Bloomberg U.S. Aggregate Bond Index	Bloomberg GNMA Index
2016	$10,000	$10,000	$10,000
2017	$10,072	$10,044	$10,009
2018	$10,105	$10,165	$10,037
2019	$10,521	$10,620	$10,485
2020	$11,120	$11,568	$11,201
2021	$11,281	$11,650	$11,160
2022	$10,805	$11,167	$10,647
2023	$10,357	$10,633	$10,170
2024	$10,495	$10,814	$10,338
2025	$11,098	$11,341	$10,873
2026	$11,657	$11,835	$11,472

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class W	5.04%	0.66%	1.55%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg GNMA Index	5.51%	0.55%	1.38%

AssetsNet	$ 1,069,969,812
Holdings Count | Holding	804
Advisory Fees Paid, Amount	$ 3,821,955
InvestmentCompanyPortfolioTurnover	432.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,069,969,812 # of Portfolio Holdings804 Portfolio Turnover Rate432% Investment Advisory Fees Paid$3,821,955
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(30.0)%
Asset-Backed Securities	0.0%
Commercial Mortgage-Backed Securities	3.6%
Collateralized Mortgage Obligations	61.9%
U.S. Government Agency Obligations	64.5%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Ginnie Mae, 5.000%, 05/15/56	10.2%
Ginnie Mae, 5.500%, 05/20/56	8.9%
Ginnie Mae, 6.000%, 05/15/56	6.5%
Ginnie Mae, 2.000%, 03/20/52	3.0%
Ginnie Mae, 3.000%, 04/20/56	2.5%
Ginnie Mae - Class FE, 4.923%, 01/20/55	2.0%
Ginnie Mae - Class EZ, 6.000%, 09/20/63	1.8%
Ginnie Mae, 3.000%, 10/20/51	1.8%
Ginnie Mae, 2.500%, 10/20/51	1.8%
Ginnie Mae - Class LF, 4.923%, 06/20/55	1.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026.For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective July 31, 2025, the Fund amended its investment policies in accordance with the investment focus that the name suggests.

Updated Prospectus Phone Number	1-800-992-0180
C000215435
Shareholder Report [Line Items]
Fund Name	Voya Government Money Market Fund
Class Name	Class A
Trading Symbol	VYAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Government Money Market Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
AssetsNet	$ 473,865,511
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 813,159
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$473,865,511 # of Portfolio Holdings32 Investment Advisory Fees Paid$813,159
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	11.1%
U.S. Treasury Repurchase Agreements	22.6%
U.S. Treasury Debt	29.7%
U.S. Government Agency Debt	36.6%

Material Fund Change [Text Block]
C000215437
Shareholder Report [Line Items]
Fund Name	Voya Government Money Market Fund
Class Name	Class C
Trading Symbol	VYBXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Government Money Market Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$137	1.35%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.35%
AssetsNet	$ 473,865,511
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 813,159
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$473,865,511 # of Portfolio Holdings32 Investment Advisory Fees Paid$813,159
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	11.1%
U.S. Treasury Repurchase Agreements	22.6%
U.S. Treasury Debt	29.7%
U.S. Government Agency Debt	36.6%

Material Fund Change [Text Block]
C000215436
Shareholder Report [Line Items]
Fund Name	Voya Government Money Market Fund
Class Name	Class I
Trading Symbol	VYCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Government Money Market Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
AssetsNet	$ 473,865,511
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 813,159
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$473,865,511 # of Portfolio Holdings32 Investment Advisory Fees Paid$813,159
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	11.1%
U.S. Treasury Repurchase Agreements	22.6%
U.S. Treasury Debt	29.7%
U.S. Government Agency Debt	36.6%

Material Fund Change [Text Block]
C000250818
Shareholder Report [Line Items]
Fund Name	Voya Government Money Market Fund
Class Name	Class R6
Trading Symbol	VYHXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Government Money Market Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
AssetsNet	$ 473,865,511
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 813,159
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$473,865,511 # of Portfolio Holdings32 Investment Advisory Fees Paid$813,159
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	11.1%
U.S. Treasury Repurchase Agreements	22.6%
U.S. Treasury Debt	29.7%
U.S. Government Agency Debt	36.6%

Material Fund Change [Text Block]
C000215433
Shareholder Report [Line Items]
Fund Name	Voya Government Money Market Fund
Class Name	Class W
Trading Symbol	VYGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Government Money Market Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
AssetsNet	$ 473,865,511
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 813,159
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$473,865,511 # of Portfolio Holdings32 Investment Advisory Fees Paid$813,159
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	11.1%
U.S. Treasury Repurchase Agreements	22.6%
U.S. Treasury Debt	29.7%
U.S. Government Agency Debt	36.6%

Material Fund Change [Text Block]
C000023007
Shareholder Report [Line Items]
Fund Name	Voya High Yield Bond Fund
Class Name	Class A
Trading Symbol	IHYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$108	1.05%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund underperformed the ICE BofA U.S. High Yield Index.

↑ Top contributors to performance: For the period ending June 17, 2025, security selection within energy,  retailers & industrials contributed.   For the period from June 17, 2025 - March 31, 2026, underweight in CCC rated bonds was a relative performance tailwind. Industries helping performance in the period included chemicals, technology, as well as printing & publishing. Within chemicals, relative strength was attributable to both security selection as well as an industry underweight. Exposure to several outperforming issuers in data center operations & cloud computing drove gains in technology. Underweight positioning had the largest positive impact on relative performance in printing & publishing.

↓ Top detractors from performance: For the period ending June 17, 2025, offsetting detractors included selection & overweight position within media &  entertainment, as well as selection in building products.  For the period from June 17, 2025 - March 31, 2026, industries detracting the most from relative performance in the period were healthcare, energy, & telecommunications.   The primary source of weakness in healthcare was exposure to an underperforming pharmaceutical issue, with some additional detraction stemming from an industry underweight. Across both energy and telecommunications, underweight positioning &  broad security selection each had comparable negative impacts on relative performance.

Line Graph [Table Text Block]
Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Index	Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
2016	$9,744	$10,000	$10,000	$10,000	$10,000
2017	$10,926	$11,213	$10,044	$11,688	$11,639
2018	$11,201	$11,495	$10,165	$12,119	$12,079
2019	$11,764	$12,073	$10,620	$12,839	$12,795
2020	$11,086	$11,377	$11,568	$11,882	$11,907
2021	$13,277	$13,625	$11,650	$14,651	$14,723
2022	$13,194	$13,540	$11,167	$14,608	$14,626
2023	$12,525	$12,854	$10,633	$14,088	$14,136
2024	$13,639	$13,997	$10,814	$15,643	$15,713
2025	$14,529	$14,910	$11,341	$16,832	$16,921
2026	$15,430	$15,835	$11,835	$17,993	$18,107

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	3.49%	2.54%	4.43%
Class A - Excluding Sales Charge	6.20%	3.05%	4.70%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
ICE BofA U.S. High Yield Index	6.90%	4.19%	6.05%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index	7.01%	4.22%	6.12%

AssetsNet	$ 213,709,106
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 1,559,136
InvestmentCompanyPortfolioTurnover	162.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$213,709,106 # of Portfolio Holdings110 Portfolio Turnover Rate162% Investment Advisory Fees Paid$1,559,136
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	3.2%
Convertible Bonds/Notes	0.9%
Corporate Bonds/Notes	95.9%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Iron Mountain, Inc., 6.250%, 01/15/33	1.9%
Vmed O2 UK Financing I PLC, 7.750%, 04/15/32	1.6%
OneMain Finance Corp., 7.125%, 09/15/32	1.5%
Bombardier, Inc., 6.750%, 06/15/33	1.5%
Gen Digital, Inc., 6.250%, 04/01/33	1.4%
Quikrete Holdings, Inc., 6.750%, 03/01/33	1.4%
NRG Energy, Inc., 6.250%, 11/01/34	1.4%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.4%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.3%
Sirius XM Radio LLC, 5.875%, 04/15/32	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective June 16, 2025, the Fund’s Principal Investment Strategies were revised to allow the Fund to invest in convertible securities and, correspondingly, Convertible Securities Risk was added as a Principal Risk of the Fund.

Updated Prospectus Phone Number	1-800-992-0180
C000023009
Shareholder Report [Line Items]
Fund Name	Voya High Yield Bond Fund
Class Name	Class C
Trading Symbol	IMYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$185	1.80%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund underperformed the ICE BofA U.S. High Yield Index.

↑ Top contributors to performance: For the period ending June 17, 2025, security selection within energy,  retailers & industrials contributed.   For the period from June 17, 2025 - March 31, 2026, underweight in CCC rated bonds was a relative performance tailwind. Industries helping performance in the period included chemicals, technology, as well as printing & publishing. Within chemicals, relative strength was attributable to both security selection as well as an industry underweight. Exposure to several outperforming issuers in data center operations & cloud computing drove gains in technology. Underweight positioning had the largest positive impact on relative performance in printing & publishing.

↓ Top detractors from performance: For the period ending June 17, 2025, offsetting detractors included selection & overweight position within media &  entertainment, as well as selection in building products.  For the period from June 17, 2025 - March 31, 2026, industries detracting the most from relative performance in the period were healthcare, energy, & telecommunications.   The primary source of weakness in healthcare was exposure to an underperforming pharmaceutical issue, with some additional detraction stemming from an industry underweight. Across both energy and telecommunications, underweight positioning &  broad security selection each had comparable negative impacts on relative performance.

Line Graph [Table Text Block]
Table Summary
	Class C with Sale Charges	Class C without Sales Charge	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Index	Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
2016	$10,000	$10,000	$10,000	$10,000	$10,000
2017	$11,145	$11,145	$10,044	$11,688	$11,639
2018	$11,340	$11,340	$10,165	$12,119	$12,079
2019	$11,821	$11,821	$10,620	$12,839	$12,795
2020	$11,056	$11,056	$11,568	$11,882	$11,907
2021	$13,143	$13,143	$11,650	$14,651	$14,723
2022	$12,963	$12,963	$11,167	$14,608	$14,626
2023	$12,203	$12,203	$10,633	$14,088	$14,136
2024	$13,189	$13,189	$10,814	$15,643	$15,713
2025	$14,050	$14,050	$11,341	$16,832	$16,921
2026	$14,922	$14,922	$11,835	$17,993	$18,107

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	4.26%	2.27%	4.08%
Class C - Excluding Sales Charge	5.26%	2.27%	4.08%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
ICE BofA U.S. High Yield Index	6.90%	4.19%	6.05%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index	7.01%	4.22%	6.12%

AssetsNet	$ 213,709,106
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 1,559,136
InvestmentCompanyPortfolioTurnover	162.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$213,709,106 # of Portfolio Holdings110 Portfolio Turnover Rate162% Investment Advisory Fees Paid$1,559,136
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	3.2%
Convertible Bonds/Notes	0.9%
Corporate Bonds/Notes	95.9%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Iron Mountain, Inc., 6.250%, 01/15/33	1.9%
Vmed O2 UK Financing I PLC, 7.750%, 04/15/32	1.6%
OneMain Finance Corp., 7.125%, 09/15/32	1.5%
Bombardier, Inc., 6.750%, 06/15/33	1.5%
Gen Digital, Inc., 6.250%, 04/01/33	1.4%
Quikrete Holdings, Inc., 6.750%, 03/01/33	1.4%
NRG Energy, Inc., 6.250%, 11/01/34	1.4%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.4%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.3%
Sirius XM Radio LLC, 5.875%, 04/15/32	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective June 16, 2025, the Fund’s Principal Investment Strategies were revised to allow the Fund to invest in convertible securities and, correspondingly, Convertible Securities Risk was added as a Principal Risk of the Fund.

Updated Prospectus Phone Number	1-800-992-0180
C000069597
Shareholder Report [Line Items]
Fund Name	Voya High Yield Bond Fund
Class Name	Class I
Trading Symbol	IHYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund underperformed the ICE BofA U.S. High Yield Index.

↑ Top contributors to performance: For the period ending June 17, 2025, security selection within energy,  retailers & industrials contributed.   For the period from June 17, 2025 - March 31, 2026, underweight in CCC rated bonds was a relative performance tailwind. Industries helping performance in the period included chemicals, technology, as well as printing & publishing. Within chemicals, relative strength was attributable to both security selection as well as an industry underweight. Exposure to several outperforming issuers in data center operations & cloud computing drove gains in technology. Underweight positioning had the largest positive impact on relative performance in printing & publishing.

↓ Top detractors from performance: For the period ending June 17, 2025, offsetting detractors included selection & overweight position within media &  entertainment, as well as selection in building products.  For the period from June 17, 2025 - March 31, 2026, industries detracting the most from relative performance in the period were healthcare, energy, & telecommunications.   The primary source of weakness in healthcare was exposure to an underperforming pharmaceutical issue, with some additional detraction stemming from an industry underweight. Across both energy and telecommunications, underweight positioning &  broad security selection each had comparable negative impacts on relative performance.

Line Graph [Table Text Block]
Table Summary
	Class I	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Index	Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
2016	$250,000	$250,000	$250,000	$250,000
2017	$281,340	$251,100	$292,190	$290,975
2018	$289,425	$254,113	$302,983	$301,974
2019	$305,028	$265,497	$320,966	$319,881
2020	$288,418	$289,206	$297,047	$297,681
2021	$346,657	$291,260	$366,282	$368,083
2022	$345,673	$279,172	$365,206	$365,653
2023	$328,985	$265,828	$352,195	$353,404
2024	$359,509	$270,342	$391,079	$392,815
2025	$384,308	$283,533	$420,796	$423,027
2026	$409,577	$295,863	$449,819	$452,680

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class I	6.58%	3.39%	5.06%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
ICE BofA U.S. High Yield Index	6.90%	4.19%	6.05%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index	7.01%	4.22%	6.12%

AssetsNet	$ 213,709,106
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 1,559,136
InvestmentCompanyPortfolioTurnover	162.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$213,709,106 # of Portfolio Holdings110 Portfolio Turnover Rate162% Investment Advisory Fees Paid$1,559,136
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	3.2%
Convertible Bonds/Notes	0.9%
Corporate Bonds/Notes	95.9%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Iron Mountain, Inc., 6.250%, 01/15/33	1.9%
Vmed O2 UK Financing I PLC, 7.750%, 04/15/32	1.6%
OneMain Finance Corp., 7.125%, 09/15/32	1.5%
Bombardier, Inc., 6.750%, 06/15/33	1.5%
Gen Digital, Inc., 6.250%, 04/01/33	1.4%
Quikrete Holdings, Inc., 6.750%, 03/01/33	1.4%
NRG Energy, Inc., 6.250%, 11/01/34	1.4%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.4%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.3%
Sirius XM Radio LLC, 5.875%, 04/15/32	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective June 16, 2025, the Fund’s Principal Investment Strategies were revised to allow the Fund to invest in convertible securities and, correspondingly, Convertible Securities Risk was added as a Principal Risk of the Fund.

Updated Prospectus Phone Number	1-800-992-0180
C000139707
Shareholder Report [Line Items]
Fund Name	Voya High Yield Bond Fund
Class Name	Class R
Trading Symbol	IRSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$134	1.30%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund underperformed the ICE BofA U.S. High Yield Index.

↑ Top contributors to performance: For the period ending June 17, 2025, security selection within energy,  retailers & industrials contributed.   For the period from June 17, 2025 - March 31, 2026, underweight in CCC rated bonds was a relative performance tailwind. Industries helping performance in the period included chemicals, technology, as well as printing & publishing. Within chemicals, relative strength was attributable to both security selection as well as an industry underweight. Exposure to several outperforming issuers in data center operations & cloud computing drove gains in technology. Underweight positioning had the largest positive impact on relative performance in printing & publishing.

↓ Top detractors from performance: For the period ending June 17, 2025, offsetting detractors included selection & overweight position within media &  entertainment, as well as selection in building products.  For the period from June 17, 2025 - March 31, 2026, industries detracting the most from relative performance in the period were healthcare, energy, & telecommunications.   The primary source of weakness in healthcare was exposure to an underperforming pharmaceutical issue, with some additional detraction stemming from an industry underweight. Across both energy and telecommunications, underweight positioning &  broad security selection each had comparable negative impacts on relative performance.

Line Graph [Table Text Block]
Table Summary
	Class R	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Index	Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
2016	$10,000	$10,000	$10,000	$10,000
2017	$11,185	$10,044	$11,688	$11,639
2018	$11,453	$10,165	$12,119	$12,079
2019	$11,999	$10,620	$12,839	$12,795
2020	$11,280	$11,568	$11,882	$11,907
2021	$13,474	$11,650	$14,651	$14,723
2022	$13,357	$11,167	$14,608	$14,626
2023	$12,639	$10,633	$14,088	$14,136
2024	$13,729	$10,814	$15,643	$15,713
2025	$14,589	$11,341	$16,832	$16,921
2026	$15,455	$11,835	$17,993	$18,107

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class R	5.94%	2.78%	4.45%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
ICE BofA U.S. High Yield Index	6.90%	4.19%	6.05%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index	7.01%	4.22%	6.12%

AssetsNet	$ 213,709,106
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 1,559,136
InvestmentCompanyPortfolioTurnover	162.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$213,709,106 # of Portfolio Holdings110 Portfolio Turnover Rate162% Investment Advisory Fees Paid$1,559,136
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	3.2%
Convertible Bonds/Notes	0.9%
Corporate Bonds/Notes	95.9%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Iron Mountain, Inc., 6.250%, 01/15/33	1.9%
Vmed O2 UK Financing I PLC, 7.750%, 04/15/32	1.6%
OneMain Finance Corp., 7.125%, 09/15/32	1.5%
Bombardier, Inc., 6.750%, 06/15/33	1.5%
Gen Digital, Inc., 6.250%, 04/01/33	1.4%
Quikrete Holdings, Inc., 6.750%, 03/01/33	1.4%
NRG Energy, Inc., 6.250%, 11/01/34	1.4%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.4%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.3%
Sirius XM Radio LLC, 5.875%, 04/15/32	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective June 16, 2025, the Fund’s Principal Investment Strategies were revised to allow the Fund to invest in convertible securities and, correspondingly, Convertible Securities Risk was added as a Principal Risk of the Fund.

Updated Prospectus Phone Number	1-800-992-0180
C000172347
Shareholder Report [Line Items]
Fund Name	Voya High Yield Bond Fund
Class Name	Class R6
Trading Symbol	VHYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund underperformed the ICE BofA U.S. High Yield Index.

↑ Top contributors to performance: For the period ending June 17, 2025, security selection within energy,  retailers & industrials contributed.   For the period from June 17, 2025 - March 31, 2026, underweight in CCC rated bonds was a relative performance tailwind. Industries helping performance in the period included chemicals, technology, as well as printing & publishing. Within chemicals, relative strength was attributable to both security selection as well as an industry underweight. Exposure to several outperforming issuers in data center operations & cloud computing drove gains in technology. Underweight positioning had the largest positive impact on relative performance in printing & publishing.

↓ Top detractors from performance: For the period ending June 17, 2025, offsetting detractors included selection & overweight position within media &  entertainment, as well as selection in building products.  For the period from June 17, 2025 - March 31, 2026, industries detracting the most from relative performance in the period were healthcare, energy, & telecommunications.   The primary source of weakness in healthcare was exposure to an underperforming pharmaceutical issue, with some additional detraction stemming from an industry underweight. Across both energy and telecommunications, underweight positioning &  broad security selection each had comparable negative impacts on relative performance.

Line Graph [Table Text Block]
Table Summary
	Class R6	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Index	Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
8/3/2016	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2017	$1,064,042	$985,847	$1,076,100	$1,076,234
2018	$1,095,677	$997,677	$1,115,851	$1,116,916
2019	$1,156,213	$1,042,373	$1,182,081	$1,183,149
2020	$1,092,707	$1,135,457	$1,093,989	$1,101,038
2021	$1,315,548	$1,143,519	$1,348,973	$1,361,434
2022	$1,312,784	$1,096,063	$1,345,010	$1,352,448
2023	$1,250,545	$1,043,671	$1,297,093	$1,307,141
2024	$1,367,292	$1,061,391	$1,440,299	$1,452,910
2025	$1,462,498	$1,113,183	$1,549,741	$1,564,656
2026	$1,559,567	$1,161,590	$1,656,629	$1,674,335

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	Since Inception (8/3/2016)
Class R6	6.64%	3.46%	4.71%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.56%
ICE BofA U.S. High Yield Index	6.90%	4.19%	5.39%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index	7.01%	4.22%	5.48%

AssetsNet	$ 213,709,106
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 1,559,136
InvestmentCompanyPortfolioTurnover	162.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$213,709,106 # of Portfolio Holdings110 Portfolio Turnover Rate162% Investment Advisory Fees Paid$1,559,136
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	3.2%
Convertible Bonds/Notes	0.9%
Corporate Bonds/Notes	95.9%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Iron Mountain, Inc., 6.250%, 01/15/33	1.9%
Vmed O2 UK Financing I PLC, 7.750%, 04/15/32	1.6%
OneMain Finance Corp., 7.125%, 09/15/32	1.5%
Bombardier, Inc., 6.750%, 06/15/33	1.5%
Gen Digital, Inc., 6.250%, 04/01/33	1.4%
Quikrete Holdings, Inc., 6.750%, 03/01/33	1.4%
NRG Energy, Inc., 6.250%, 11/01/34	1.4%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.4%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.3%
Sirius XM Radio LLC, 5.875%, 04/15/32	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective June 16, 2025, the Fund’s Principal Investment Strategies were revised to allow the Fund to invest in convertible securities and, correspondingly, Convertible Securities Risk was added as a Principal Risk of the Fund.

Updated Prospectus Phone Number	1-800-992-0180
C000103051
Shareholder Report [Line Items]
Fund Name	Voya High Yield Bond Fund
Class Name	Class W
Trading Symbol	IHYWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund underperformed the ICE BofA U.S. High Yield Index.

↑ Top contributors to performance: For the period ending June 17, 2025, security selection within energy,  retailers & industrials contributed.   For the period from June 17, 2025 - March 31, 2026, underweight in CCC rated bonds was a relative performance tailwind. Industries helping performance in the period included chemicals, technology, as well as printing & publishing. Within chemicals, relative strength was attributable to both security selection as well as an industry underweight. Exposure to several outperforming issuers in data center operations & cloud computing drove gains in technology. Underweight positioning had the largest positive impact on relative performance in printing & publishing.

↓ Top detractors from performance: For the period ending June 17, 2025, offsetting detractors included selection & overweight position within media &  entertainment, as well as selection in building products.  For the period from June 17, 2025 - March 31, 2026, industries detracting the most from relative performance in the period were healthcare, energy, & telecommunications.   The primary source of weakness in healthcare was exposure to an underperforming pharmaceutical issue, with some additional detraction stemming from an industry underweight. Across both energy and telecommunications, underweight positioning &  broad security selection each had comparable negative impacts on relative performance.

Line Graph [Table Text Block]
Table Summary
	Class W	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Index	Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
2016	$10,000	$10,000	$10,000	$10,000
2017	$11,240	$10,044	$11,688	$11,639
2018	$11,552	$10,165	$12,119	$12,079
2019	$12,163	$10,620	$12,839	$12,795
2020	$11,493	$11,568	$11,882	$11,907
2021	$13,795	$11,650	$14,651	$14,723
2022	$13,762	$11,167	$14,608	$14,626
2023	$13,091	$10,633	$14,088	$14,136
2024	$14,290	$10,814	$15,643	$15,713
2025	$15,260	$11,341	$16,832	$16,921
2026	$16,247	$11,835	$17,993	$18,107

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class W	6.47%	3.33%	4.97%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
ICE BofA U.S. High Yield Index	6.90%	4.19%	6.05%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index	7.01%	4.22%	6.12%

AssetsNet	$ 213,709,106
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 1,559,136
InvestmentCompanyPortfolioTurnover	162.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$213,709,106 # of Portfolio Holdings110 Portfolio Turnover Rate162% Investment Advisory Fees Paid$1,559,136
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	3.2%
Convertible Bonds/Notes	0.9%
Corporate Bonds/Notes	95.9%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Iron Mountain, Inc., 6.250%, 01/15/33	1.9%
Vmed O2 UK Financing I PLC, 7.750%, 04/15/32	1.6%
OneMain Finance Corp., 7.125%, 09/15/32	1.5%
Bombardier, Inc., 6.750%, 06/15/33	1.5%
Gen Digital, Inc., 6.250%, 04/01/33	1.4%
Quikrete Holdings, Inc., 6.750%, 03/01/33	1.4%
NRG Energy, Inc., 6.250%, 11/01/34	1.4%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.4%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.3%
Sirius XM Radio LLC, 5.875%, 04/15/32	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective June 16, 2025, the Fund’s Principal Investment Strategies were revised to allow the Fund to invest in convertible securities and, correspondingly, Convertible Securities Risk was added as a Principal Risk of the Fund.

Updated Prospectus Phone Number	1-800-992-0180
C000023012
Shareholder Report [Line Items]
Fund Name	Voya Intermediate Bond Fund
Class Name	Class A
Trading Symbol	IIBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund (before fees and expenses) outperformed the Bloomberg US Aggregate Bond Index. Outperformance was driven by security selection and sector allocation decisions, while duration and yield curve positioning had limited impact.

↑ Top contributors to performance: Allocation to high yield corporates. Security selection within commercial mortgage-backed securities (CMBS). Allocation to non-agency residential mortgage-backed securities (RMBS) & credit risk transfer (CRT). Lastly, security selection within asset-backed securities (ABS).

↓ Top detractors from performance: Security selection within investment grade corporates.

Line Graph [Table Text Block]
Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index
2016	$9,749	$10,000	$10,000
2017	$9,962	$10,219	$10,044
2018	$10,136	$10,398	$10,165
2019	$10,571	$10,843	$10,620
2020	$11,025	$11,309	$11,568
2021	$11,700	$12,001	$11,650
2022	$11,150	$11,437	$11,167
2023	$10,501	$10,772	$10,633
2024	$10,834	$11,114	$10,814
2025	$11,422	$11,716	$11,341
2026	$11,918	$12,225	$11,835

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	1.78%	-0.13%	1.77%
Class A - Excluding Sales Charge	4.34%	0.37%	2.03%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 11,195,881,471
Holdings Count | Holding	2,456
Advisory Fees Paid, Amount	$ 25,336,058
InvestmentCompanyPortfolioTurnover	202.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$11,195,881,471 # of Portfolio Holdings2,456 Portfolio Turnover Rate202% Investment Advisory Fees Paid$25,336,058
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	10.0%
Bank Loans	0.6%
Sovereign Bonds	1.0%
Exchange-Traded Funds	3.0%
Commercial Mortgage-Backed Securities	7.7%
U.S. Treasury Obligations	7.9%
Asset-Backed Securities	9.6%
Collateralized Mortgage Obligations	13.4%
U.S. Government Agency Obligations	20.0%
Corporate Bonds/Notes	26.8%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Uniform Mortgage-Backed Securities, 2.000%, 04/01/56	2.8%
United States Treasury Bonds, 4.625%, 02/15/46	2.6%
Voya Multi-Sector Income ETF	2.1%
United States Treasury Notes, 3.875%, 03/31/28	1.8%
Ginnie Mae, 5.500%, 05/20/56	1.2%
United States Treasury Notes, 3.500%, 03/15/29	1.2%
Uniform Mortgage-Backed Securities, 5.000%, 04/01/56	1.2%
Ginnie Mae, 4.500%, 04/20/53	1.1%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.0%
United States Treasury Notes, 4.250%, 03/31/33	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective July 31, 2025, the Fund amended its investment policies in accordance with the investment focus that the name suggests. Additionally, effective January 1, 2026, the expense limits were lowered to 0.68%, 1.43%, 0.36%, 0.93%, 0.36% and 0.43% for Class A, Class C, Class I, Class R, Class R6 and Class W shares, respectively.

Updated Prospectus Phone Number	1-800-992-0180
C000023014
Shareholder Report [Line Items]
Fund Name	Voya Intermediate Bond Fund
Class Name	Class C
Trading Symbol	IICCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$146	1.43%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund (before fees and expenses) outperformed the Bloomberg US Aggregate Bond Index. Outperformance was driven by security selection and sector allocation decisions, while duration and yield curve positioning had limited impact.

↑ Top contributors to performance: Allocation to high yield corporates. Security selection within commercial mortgage-backed securities (CMBS). Allocation to non-agency residential mortgage-backed securities (RMBS) & credit risk transfer (CRT). Lastly, security selection within asset-backed securities (ABS).

↓ Top detractors from performance: Security selection within investment grade corporates.

Line Graph [Table Text Block]
Table Summary
	Class C with Sale Charges	Class C without Sales Charge	Bloomberg U.S. Aggregate Bond Index
2016	$10,000	$10,000	$10,000
2017	$10,153	$10,153	$10,044
2018	$10,253	$10,253	$10,165
2019	$10,613	$10,613	$10,620
2020	$10,975	$10,975	$11,568
2021	$11,561	$11,561	$11,650
2022	$10,933	$10,933	$11,167
2023	$10,218	$10,218	$10,633
2024	$10,475	$10,475	$10,814
2025	$11,043	$11,043	$11,341
2026	$11,523	$11,523	$11,835

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	2.56%	-0.36%	1.43%
Class C - Excluding Sales Charge	3.56%	-0.36%	1.43%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 11,195,881,471
Holdings Count | Holding	2,456
Advisory Fees Paid, Amount	$ 25,336,058
InvestmentCompanyPortfolioTurnover	202.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$11,195,881,471 # of Portfolio Holdings2,456 Portfolio Turnover Rate202% Investment Advisory Fees Paid$25,336,058
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	10.0%
Bank Loans	0.6%
Sovereign Bonds	1.0%
Exchange-Traded Funds	3.0%
Commercial Mortgage-Backed Securities	7.7%
U.S. Treasury Obligations	7.9%
Asset-Backed Securities	9.6%
Collateralized Mortgage Obligations	13.4%
U.S. Government Agency Obligations	20.0%
Corporate Bonds/Notes	26.8%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Uniform Mortgage-Backed Securities, 2.000%, 04/01/56	2.8%
United States Treasury Bonds, 4.625%, 02/15/46	2.6%
Voya Multi-Sector Income ETF	2.1%
United States Treasury Notes, 3.875%, 03/31/28	1.8%
Ginnie Mae, 5.500%, 05/20/56	1.2%
United States Treasury Notes, 3.500%, 03/15/29	1.2%
Uniform Mortgage-Backed Securities, 5.000%, 04/01/56	1.2%
Ginnie Mae, 4.500%, 04/20/53	1.1%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.0%
United States Treasury Notes, 4.250%, 03/31/33	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective July 31, 2025, the Fund amended its investment policies in accordance with the investment focus that the name suggests. Additionally, effective January 1, 2026, the expense limits were lowered to 0.68%, 1.43%, 0.36%, 0.93%, 0.36% and 0.43% for Class A, Class C, Class I, Class R, Class R6 and Class W shares, respectively.

Updated Prospectus Phone Number	1-800-992-0180
C000023015
Shareholder Report [Line Items]
Fund Name	Voya Intermediate Bond Fund
Class Name	Class I
Trading Symbol	IICIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund (before fees and expenses) outperformed the Bloomberg US Aggregate Bond Index. Outperformance was driven by security selection and sector allocation decisions, while duration and yield curve positioning had limited impact.

↑ Top contributors to performance: Allocation to high yield corporates. Security selection within commercial mortgage-backed securities (CMBS). Allocation to non-agency residential mortgage-backed securities (RMBS) & credit risk transfer (CRT). Lastly, security selection within asset-backed securities (ABS).

↓ Top detractors from performance: Security selection within investment grade corporates.

Line Graph [Table Text Block]
Table Summary
	Class I	Bloomberg U.S. Aggregate Bond Index
2016	$250,000	$250,000
2017	$256,578	$251,100
2018	$261,952	$254,113
2019	$274,084	$265,497
2020	$286,486	$289,206
2021	$305,303	$291,260
2022	$291,890	$279,172
2023	$275,811	$265,828
2024	$285,907	$270,342
2025	$302,149	$283,533
2026	$316,407	$295,863

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class I	4.72%	0.72%	2.38%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 11,195,881,471
Holdings Count | Holding	2,456
Advisory Fees Paid, Amount	$ 25,336,058
InvestmentCompanyPortfolioTurnover	202.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$11,195,881,471 # of Portfolio Holdings2,456 Portfolio Turnover Rate202% Investment Advisory Fees Paid$25,336,058
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	10.0%
Bank Loans	0.6%
Sovereign Bonds	1.0%
Exchange-Traded Funds	3.0%
Commercial Mortgage-Backed Securities	7.7%
U.S. Treasury Obligations	7.9%
Asset-Backed Securities	9.6%
Collateralized Mortgage Obligations	13.4%
U.S. Government Agency Obligations	20.0%
Corporate Bonds/Notes	26.8%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Uniform Mortgage-Backed Securities, 2.000%, 04/01/56	2.8%
United States Treasury Bonds, 4.625%, 02/15/46	2.6%
Voya Multi-Sector Income ETF	2.1%
United States Treasury Notes, 3.875%, 03/31/28	1.8%
Ginnie Mae, 5.500%, 05/20/56	1.2%
United States Treasury Notes, 3.500%, 03/15/29	1.2%
Uniform Mortgage-Backed Securities, 5.000%, 04/01/56	1.2%
Ginnie Mae, 4.500%, 04/20/53	1.1%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.0%
United States Treasury Notes, 4.250%, 03/31/33	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective July 31, 2025, the Fund amended its investment policies in accordance with the investment focus that the name suggests. Additionally, effective January 1, 2026, the expense limits were lowered to 0.68%, 1.43%, 0.36%, 0.93%, 0.36% and 0.43% for Class A, Class C, Class I, Class R, Class R6 and Class W shares, respectively.

Updated Prospectus Phone Number	1-800-992-0180
C000023011
Shareholder Report [Line Items]
Fund Name	Voya Intermediate Bond Fund
Class Name	Class R
Trading Symbol	IIBOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$95	0.93%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund (before fees and expenses) outperformed the Bloomberg US Aggregate Bond Index. Outperformance was driven by security selection and sector allocation decisions, while duration and yield curve positioning had limited impact.

↑ Top contributors to performance: Allocation to high yield corporates. Security selection within commercial mortgage-backed securities (CMBS). Allocation to non-agency residential mortgage-backed securities (RMBS) & credit risk transfer (CRT). Lastly, security selection within asset-backed securities (ABS).

↓ Top detractors from performance: Security selection within investment grade corporates.

Line Graph [Table Text Block]
Table Summary
	Class R	Bloomberg U.S. Aggregate Bond Index
2016	$10,000	$10,000
2017	$10,193	$10,044
2018	$10,356	$10,165
2019	$10,762	$10,620
2020	$11,196	$11,568
2021	$11,852	$11,650
2022	$11,267	$11,167
2023	$10,586	$10,633
2024	$10,895	$10,814
2025	$11,457	$11,341
2026	$11,938	$11,835

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class R	4.20%	0.15%	1.79%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 11,195,881,471
Holdings Count | Holding	2,456
Advisory Fees Paid, Amount	$ 25,336,058
InvestmentCompanyPortfolioTurnover	202.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$11,195,881,471 # of Portfolio Holdings2,456 Portfolio Turnover Rate202% Investment Advisory Fees Paid$25,336,058
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	10.0%
Bank Loans	0.6%
Sovereign Bonds	1.0%
Exchange-Traded Funds	3.0%
Commercial Mortgage-Backed Securities	7.7%
U.S. Treasury Obligations	7.9%
Asset-Backed Securities	9.6%
Collateralized Mortgage Obligations	13.4%
U.S. Government Agency Obligations	20.0%
Corporate Bonds/Notes	26.8%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Uniform Mortgage-Backed Securities, 2.000%, 04/01/56	2.8%
United States Treasury Bonds, 4.625%, 02/15/46	2.6%
Voya Multi-Sector Income ETF	2.1%
United States Treasury Notes, 3.875%, 03/31/28	1.8%
Ginnie Mae, 5.500%, 05/20/56	1.2%
United States Treasury Notes, 3.500%, 03/15/29	1.2%
Uniform Mortgage-Backed Securities, 5.000%, 04/01/56	1.2%
Ginnie Mae, 4.500%, 04/20/53	1.1%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.0%
United States Treasury Notes, 4.250%, 03/31/33	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective July 31, 2025, the Fund amended its investment policies in accordance with the investment focus that the name suggests. Additionally, effective January 1, 2026, the expense limits were lowered to 0.68%, 1.43%, 0.36%, 0.93%, 0.36% and 0.43% for Class A, Class C, Class I, Class R, Class R6 and Class W shares, respectively.

Updated Prospectus Phone Number	1-800-992-0180
C000122010
Shareholder Report [Line Items]
Fund Name	Voya Intermediate Bond Fund
Class Name	Class R6
Trading Symbol	IIBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund (before fees and expenses) outperformed the Bloomberg US Aggregate Bond Index. Outperformance was driven by security selection and sector allocation decisions, while duration and yield curve positioning had limited impact.

↑ Top contributors to performance: Allocation to high yield corporates. Security selection within commercial mortgage-backed securities (CMBS). Allocation to non-agency residential mortgage-backed securities (RMBS) & credit risk transfer (CRT). Lastly, security selection within asset-backed securities (ABS).

↓ Top detractors from performance: Security selection within investment grade corporates.

Line Graph [Table Text Block]
Table Summary
	Class R6	Bloomberg U.S. Aggregate Bond Index
2016	$1,000,000	$1,000,000
2017	$1,025,397	$1,004,400
2018	$1,048,020	$1,016,453
2019	$1,096,767	$1,061,990
2020	$1,147,986	$1,156,826
2021	$1,222,668	$1,165,039
2022	$1,170,637	$1,116,690
2023	$1,106,755	$1,063,312
2024	$1,146,634	$1,081,366
2025	$1,213,860	$1,134,132
2026	$1,271,866	$1,183,450

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class R6	4.78%	0.79%	2.43%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 11,195,881,471
Holdings Count | Holding	2,456
Advisory Fees Paid, Amount	$ 25,336,058
InvestmentCompanyPortfolioTurnover	202.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$11,195,881,471 # of Portfolio Holdings2,456 Portfolio Turnover Rate202% Investment Advisory Fees Paid$25,336,058
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	10.0%
Bank Loans	0.6%
Sovereign Bonds	1.0%
Exchange-Traded Funds	3.0%
Commercial Mortgage-Backed Securities	7.7%
U.S. Treasury Obligations	7.9%
Asset-Backed Securities	9.6%
Collateralized Mortgage Obligations	13.4%
U.S. Government Agency Obligations	20.0%
Corporate Bonds/Notes	26.8%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Uniform Mortgage-Backed Securities, 2.000%, 04/01/56	2.8%
United States Treasury Bonds, 4.625%, 02/15/46	2.6%
Voya Multi-Sector Income ETF	2.1%
United States Treasury Notes, 3.875%, 03/31/28	1.8%
Ginnie Mae, 5.500%, 05/20/56	1.2%
United States Treasury Notes, 3.500%, 03/15/29	1.2%
Uniform Mortgage-Backed Securities, 5.000%, 04/01/56	1.2%
Ginnie Mae, 4.500%, 04/20/53	1.1%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.0%
United States Treasury Notes, 4.250%, 03/31/33	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective July 31, 2025, the Fund amended its investment policies in accordance with the investment focus that the name suggests. Additionally, effective January 1, 2026, the expense limits were lowered to 0.68%, 1.43%, 0.36%, 0.93%, 0.36% and 0.43% for Class A, Class C, Class I, Class R, Class R6 and Class W shares, respectively.

Updated Prospectus Phone Number	1-800-992-0180
C000057276
Shareholder Report [Line Items]
Fund Name	Voya Intermediate Bond Fund
Class Name	Class W
Trading Symbol	IIBWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund (before fees and expenses) outperformed the Bloomberg US Aggregate Bond Index. Outperformance was driven by security selection and sector allocation decisions, while duration and yield curve positioning had limited impact.

↑ Top contributors to performance: Allocation to high yield corporates. Security selection within commercial mortgage-backed securities (CMBS). Allocation to non-agency residential mortgage-backed securities (RMBS) & credit risk transfer (CRT). Lastly, security selection within asset-backed securities (ABS).

↓ Top detractors from performance: Security selection within investment grade corporates.

Line Graph [Table Text Block]
Table Summary
	Class W	Bloomberg U.S. Aggregate Bond Index
2016	$10,000	$10,000
2017	$10,254	$10,044
2018	$10,460	$10,165
2019	$10,935	$10,620
2020	$11,433	$11,568
2021	$12,164	$11,650
2022	$11,621	$11,167
2023	$10,971	$10,633
2024	$11,360	$10,814
2025	$11,993	$11,341
2026	$12,559	$11,835

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class W	4.72%	0.64%	2.30%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

AssetsNet	$ 11,195,881,471
Holdings Count | Holding	2,456
Advisory Fees Paid, Amount	$ 25,336,058
InvestmentCompanyPortfolioTurnover	202.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$11,195,881,471 # of Portfolio Holdings2,456 Portfolio Turnover Rate202% Investment Advisory Fees Paid$25,336,058
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	10.0%
Bank Loans	0.6%
Sovereign Bonds	1.0%
Exchange-Traded Funds	3.0%
Commercial Mortgage-Backed Securities	7.7%
U.S. Treasury Obligations	7.9%
Asset-Backed Securities	9.6%
Collateralized Mortgage Obligations	13.4%
U.S. Government Agency Obligations	20.0%
Corporate Bonds/Notes	26.8%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Uniform Mortgage-Backed Securities, 2.000%, 04/01/56	2.8%
United States Treasury Bonds, 4.625%, 02/15/46	2.6%
Voya Multi-Sector Income ETF	2.1%
United States Treasury Notes, 3.875%, 03/31/28	1.8%
Ginnie Mae, 5.500%, 05/20/56	1.2%
United States Treasury Notes, 3.500%, 03/15/29	1.2%
Uniform Mortgage-Backed Securities, 5.000%, 04/01/56	1.2%
Ginnie Mae, 4.500%, 04/20/53	1.1%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.0%
United States Treasury Notes, 4.250%, 03/31/33	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective July 31, 2025, the Fund amended its investment policies in accordance with the investment focus that the name suggests. Additionally, effective January 1, 2026, the expense limits were lowered to 0.68%, 1.43%, 0.36%, 0.93%, 0.36% and 0.43% for Class A, Class C, Class I, Class R, Class R6 and Class W shares, respectively.

Updated Prospectus Phone Number	1-800-992-0180
C000240916
Shareholder Report [Line Items]
Fund Name	Voya Short Duration High Income Fund
Class Name	Class A
Trading Symbol	VVJBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Short Duration High Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$87	0.86%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund underperformed ICE BofA 1-3 Year US Treasury Index.

↑ Top contributors to performance: Performance in the period benefited from industry weightings and a consistent fundamental credit selection framework. Most industries aided performance in the period; financial services, support-services, as well as cable and satellite TV made the largest contributions to performance.

↓ Top detractors from performance: Energy, retail and utilities were the largest detractors from performance in the period.

Line Graph [Table Text Block]
Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 year U.S. Treasury Index
2/9/2023	$9,747	$10,000	$10,000	$10,000
2023	$9,727	$9,979	$10,095	$10,127
2024	$10,788	$11,068	$10,267	$10,427
2025	$11,454	$11,752	$10,768	$10,993
2026	$11,624	$11,927	$11,236	$11,406

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	Since Inception (2/9/2023)
Class A - Including Sales ChargeFootnote Reference*	-1.02%	4.92%
Class A - Excluding Sales Charge	1.49%	5.78%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.78%
ICE BofA 1-3 year U.S. Treasury Index	3.75%	4.28%

AssetsNet	$ 196,383,087
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 902,019
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$196,383,087 # of Portfolio Holdings109 Portfolio Turnover Rate40% Investment Advisory Fees Paid$902,019
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	5.3%
Common Stock	0.0%
Bank Loans	4.6%
Corporate Bonds/Notes	90.1%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
NRG Energy, Inc., 5.750%, 01/15/28	2.4%
Provident Funding Associates L.P. / PFG Finance Corp., 9.750%, 09/15/29	2.4%
Albion Financing 1 Sarl / Aggreko Holdings, Inc., 7.000%, 05/21/30	2.3%
HUB International Ltd., 7.250%, 06/15/30	2.2%
ContourGlobal Power Holdings SA, 6.750%, 02/28/30	2.2%
Sealed Air Corp/Sealed Air Corp. US, 6.125%, 02/01/28	2.1%
Esab Corp., 6.250%, 04/15/29	2.1%
United Rentals North America, Inc., 6.000%, 12/15/29	2.1%
Victra Holdings LLC / Victra Finance Corp., 8.750%, 09/15/29	2.0%
Global Auto Holdings Ltd./AAG FH UK Ltd., 11.500%, 08/15/29	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective September 29, 2025, the Fund amended its investment policies in accordance with the investment focus that the name suggests.

Updated Prospectus Phone Number	1-800-992-0180
C000242678
Shareholder Report [Line Items]
Fund Name	Voya Short Duration High Income Fund
Class Name	Class C
Trading Symbol	VVJGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Short Duration High Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$162	1.61%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund underperformed ICE BofA 1-3 Year US Treasury Index.

↑ Top contributors to performance: Performance in the period benefited from industry weightings and a consistent fundamental credit selection framework. Most industries aided performance in the period; financial services, support-services, as well as cable and satellite TV made the largest contributions to performance.

↓ Top detractors from performance: Energy, retail and utilities were the largest detractors from performance in the period.

Line Graph [Table Text Block]
Table Summary
	Class C with Sale Charges	Class C without Sales Charge	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 year U.S. Treasury Index
4/20/2023	$10,000	$10,000	$10,000	$10,000
2024	$10,966	$10,966	$10,176	$10,293
2025	$11,571	$11,571	$10,673	$10,852
2026	$11,662	$11,662	$11,137	$11,259

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	Since Inception (4/20/2023)
Class C - Including Sales ChargeFootnote Reference*	-0.16%	5.36%
Class C - Excluding Sales Charge	0.79%	5.36%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.73%
ICE BofA 1-3 year U.S. Treasury Index	3.75%	4.11%

AssetsNet	$ 196,383,087
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 902,019
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$196,383,087 # of Portfolio Holdings109 Portfolio Turnover Rate40% Investment Advisory Fees Paid$902,019
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	5.3%
Common Stock	0.0%
Bank Loans	4.6%
Corporate Bonds/Notes	90.1%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
NRG Energy, Inc., 5.750%, 01/15/28	2.4%
Provident Funding Associates L.P. / PFG Finance Corp., 9.750%, 09/15/29	2.4%
Albion Financing 1 Sarl / Aggreko Holdings, Inc., 7.000%, 05/21/30	2.3%
HUB International Ltd., 7.250%, 06/15/30	2.2%
ContourGlobal Power Holdings SA, 6.750%, 02/28/30	2.2%
Sealed Air Corp/Sealed Air Corp. US, 6.125%, 02/01/28	2.1%
Esab Corp., 6.250%, 04/15/29	2.1%
United Rentals North America, Inc., 6.000%, 12/15/29	2.1%
Victra Holdings LLC / Victra Finance Corp., 8.750%, 09/15/29	2.0%
Global Auto Holdings Ltd./AAG FH UK Ltd., 11.500%, 08/15/29	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective September 29, 2025, the Fund amended its investment policies in accordance with the investment focus that the name suggests.

Updated Prospectus Phone Number	1-800-992-0180
C000240914
Shareholder Report [Line Items]
Fund Name	Voya Short Duration High Income Fund
Class Name	Class I
Trading Symbol	VVJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Short Duration High Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$62	0.61%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund underperformed ICE BofA 1-3 Year US Treasury Index.

↑ Top contributors to performance: Performance in the period benefited from industry weightings and a consistent fundamental credit selection framework. Most industries aided performance in the period; financial services, support-services, as well as cable and satellite TV made the largest contributions to performance.

↓ Top detractors from performance: Energy, retail and utilities were the largest detractors from performance in the period.

Line Graph [Table Text Block]
Table Summary
	Class I	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 year U.S. Treasury Index
2/9/2023	$250,000	$250,000	$250,000
2023	$249,577	$252,381	$253,178
2024	$277,502	$256,666	$260,686
2025	$295,382	$269,191	$274,833
2026	$300,518	$280,896	$285,143

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	Since Inception (2/9/2023)
Class I	1.74%	6.04%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.78%
ICE BofA 1-3 year U.S. Treasury Index	3.75%	4.28%

AssetsNet	$ 196,383,087
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 902,019
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$196,383,087 # of Portfolio Holdings109 Portfolio Turnover Rate40% Investment Advisory Fees Paid$902,019
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	5.3%
Common Stock	0.0%
Bank Loans	4.6%
Corporate Bonds/Notes	90.1%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
NRG Energy, Inc., 5.750%, 01/15/28	2.4%
Provident Funding Associates L.P. / PFG Finance Corp., 9.750%, 09/15/29	2.4%
Albion Financing 1 Sarl / Aggreko Holdings, Inc., 7.000%, 05/21/30	2.3%
HUB International Ltd., 7.250%, 06/15/30	2.2%
ContourGlobal Power Holdings SA, 6.750%, 02/28/30	2.2%
Sealed Air Corp/Sealed Air Corp. US, 6.125%, 02/01/28	2.1%
Esab Corp., 6.250%, 04/15/29	2.1%
United Rentals North America, Inc., 6.000%, 12/15/29	2.1%
Victra Holdings LLC / Victra Finance Corp., 8.750%, 09/15/29	2.0%
Global Auto Holdings Ltd./AAG FH UK Ltd., 11.500%, 08/15/29	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective September 29, 2025, the Fund amended its investment policies in accordance with the investment focus that the name suggests.

Updated Prospectus Phone Number	1-800-992-0180
C000240915
Shareholder Report [Line Items]
Fund Name	Voya Short Duration High Income Fund
Class Name	Class R6
Trading Symbol	VVJDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Short Duration High Income Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund underperformed ICE BofA 1-3 Year US Treasury Index.

↑ Top contributors to performance: Performance in the period benefited from industry weightings and a consistent fundamental credit selection framework. Most industries aided performance in the period; financial services, support-services, as well as cable and satellite TV made the largest contributions to performance.

↓ Top detractors from performance: Energy, retail and utilities were the largest detractors from performance in the period.

Line Graph [Table Text Block]
Table Summary
	Class R6	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 year U.S. Treasury Index
2/9/2023	$1,000,000	$1,000,000	$1,000,000
2023	$998,264	$1,009,525	$1,012,710
2024	$1,109,226	$1,026,666	$1,042,743
2025	$1,181,867	$1,076,763	$1,099,333
2026	$1,203,735	$1,123,586	$1,140,573

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	Since Inception (2/9/2023)
Class R6	1.85%	6.09%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.78%
ICE BofA 1-3 year U.S. Treasury Index	3.75%	4.28%

AssetsNet	$ 196,383,087
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 902,019
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$196,383,087 # of Portfolio Holdings109 Portfolio Turnover Rate40% Investment Advisory Fees Paid$902,019
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	5.3%
Common Stock	0.0%
Bank Loans	4.6%
Corporate Bonds/Notes	90.1%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
NRG Energy, Inc., 5.750%, 01/15/28	2.4%
Provident Funding Associates L.P. / PFG Finance Corp., 9.750%, 09/15/29	2.4%
Albion Financing 1 Sarl / Aggreko Holdings, Inc., 7.000%, 05/21/30	2.3%
HUB International Ltd., 7.250%, 06/15/30	2.2%
ContourGlobal Power Holdings SA, 6.750%, 02/28/30	2.2%
Sealed Air Corp/Sealed Air Corp. US, 6.125%, 02/01/28	2.1%
Esab Corp., 6.250%, 04/15/29	2.1%
United Rentals North America, Inc., 6.000%, 12/15/29	2.1%
Victra Holdings LLC / Victra Finance Corp., 8.750%, 09/15/29	2.0%
Global Auto Holdings Ltd./AAG FH UK Ltd., 11.500%, 08/15/29	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective September 29, 2025, the Fund amended its investment policies in accordance with the investment focus that the name suggests.

Updated Prospectus Phone Number	1-800-992-0180
C000259081
Shareholder Report [Line Items]
Fund Name	Voya Short Duration High Income Fund
Class Name	Class W
Trading Symbol	VVJWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Short Duration High Income Fund for the period of August 8, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class WFootnote Reference*	$40	0.61%
Footnote	Description
Footnote*	Expenses are for the period from August 8, 2025, commencement of operations, to March 31, 2026. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund underperformed ICE BofA 1-3 Year US Treasury Index.

↑ Top contributors to performance: Performance in the period benefited from industry weightings and a consistent fundamental credit selection framework. Most industries aided performance in the period; financial services, support-services, as well as cable and satellite TV made the largest contributions to performance.

↓ Top detractors from performance: Energy, retail and utilities were the largest detractors from performance in the period.

Line Graph [Table Text Block]
Table Summary
	Class W	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 year U.S. Treasury Index
8/8/2025	$10,000	$10,000	$10,000
2026	$10,161	$10,273	$10,216

Average Annual Return [Table Text Block]
Table Summary
Fund	Since Inception (8/8/2025)
Class W	1.61%
Bloomberg U.S. Aggregate Bond Index	2.73%
ICE BofA 1-3 year U.S. Treasury Index	2.16%

AssetsNet	$ 196,383,087
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 902,019
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$196,383,087 # of Portfolio Holdings109 Portfolio Turnover Rate40% Investment Advisory Fees Paid$902,019
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	5.3%
Common Stock	0.0%
Bank Loans	4.6%
Corporate Bonds/Notes	90.1%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
NRG Energy, Inc., 5.750%, 01/15/28	2.4%
Provident Funding Associates L.P. / PFG Finance Corp., 9.750%, 09/15/29	2.4%
Albion Financing 1 Sarl / Aggreko Holdings, Inc., 7.000%, 05/21/30	2.3%
HUB International Ltd., 7.250%, 06/15/30	2.2%
ContourGlobal Power Holdings SA, 6.750%, 02/28/30	2.2%
Sealed Air Corp/Sealed Air Corp. US, 6.125%, 02/01/28	2.1%
Esab Corp., 6.250%, 04/15/29	2.1%
United Rentals North America, Inc., 6.000%, 12/15/29	2.1%
Victra Holdings LLC / Victra Finance Corp., 8.750%, 09/15/29	2.0%
Global Auto Holdings Ltd./AAG FH UK Ltd., 11.500%, 08/15/29	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective September 29, 2025, the Fund amended its investment policies in accordance with the investment focus that the name suggests.

Updated Prospectus Phone Number	1-800-992-0180
C000121358
Shareholder Report [Line Items]
Fund Name	Voya Short Duration Bond Fund
Class Name	Class A
Trading Symbol	IASBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$67	0.66%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund (before fees and expenses) outperformed the Bloomberg U.S. 1-3 Year Government/Credit Bond Index primarily due to favorable asset allocation decisions, while security selection decisions detracted slightly and duration positioning had a limited impact.

↑ Top contributors to performance: Allocation to non-agency commercial mortgage-backed securities (CMBS), to high yield corporates, asset backed securities (ABS) and agency mortgages.

↓ Top detractors from performance: Security selection within U.S. Treasury.

Line Graph [Table Text Block]
Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Year Government/Credit Bond Index
2016	$9,753	$10,000	$10,000	$10,000
2017	$9,866	$10,116	$10,044	$10,071
2018	$9,901	$10,151	$10,165	$10,095
2019	$10,182	$10,440	$10,620	$10,401
2020	$10,168	$10,426	$11,568	$10,872
2021	$10,828	$11,102	$11,650	$11,043
2022	$10,523	$10,790	$11,167	$10,722
2023	$10,436	$10,700	$10,633	$10,749
2024	$10,841	$11,116	$10,814	$11,125
2025	$11,458	$11,748	$11,341	$11,748
2026	$11,916	$12,218	$11,835	$12,213

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	1.41%	1.41%	1.77%
Class A - Excluding Sales Charge	4.00%	1.93%	2.02%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	3.96%	2.04%	2.02%

AssetsNet	$ 372,021,826
Holdings Count | Holding	652
Advisory Fees Paid, Amount	$ 1,164,740
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$372,021,826 # of Portfolio Holdings652 Portfolio Turnover Rate164% Investment Advisory Fees Paid$1,164,740
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	3.8%
U.S. Government Agency Obligations	0.1%
U.S. Treasury Obligations	2.9%
Collateralized Mortgage Obligations	13.3%
Commercial Mortgage-Backed Securities	14.0%
Asset-Backed Securities	18.3%
Corporate Bonds/Notes	47.6%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
United States Treasury Notes, 3.875%, 03/31/28	2.0%
Freddie Mac REMIC Trust - Class FA, 4.337%, 04/15/36	1.0%
Freddie Mac REMIC Trust - Class FA, 4.912%, 10/25/55	0.9%
Fannie Mae REMIC Trust - Class FH, 4.912%, 01/25/55	0.8%
BMW Vehicle Lease Trust - Class A4, 5.000%, 06/25/27	0.8%
Freddie Mac Strips - Class F43, 4.462%, 10/25/53	0.8%
Freddie Mac REMIC Trust - Class FE, 5.012%, 11/25/54	0.8%
Fannie Mae REMIC Trust - Class FD, 4.862%, 12/25/54	0.7%
Freddie Mac REMIC Trust - Class PF, 4.187%, 02/15/36	0.7%
BlueMountain CLO XXXII Ltd. - Class AR, 4.772%, 10/15/34	0.7%

Material Fund Change [Text Block]
C000121359
Shareholder Report [Line Items]
Fund Name	Voya Short Duration Bond Fund
Class Name	Class C
Trading Symbol	ICSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$143	1.41%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund (before fees and expenses) outperformed the Bloomberg U.S. 1-3 Year Government/Credit Bond Index primarily due to favorable asset allocation decisions, while security selection decisions detracted slightly and duration positioning had a limited impact.

↑ Top contributors to performance: Allocation to non-agency commercial mortgage-backed securities (CMBS), to high yield corporates, asset backed securities (ABS) and agency mortgages.

↓ Top detractors from performance: Security selection within U.S. Treasury.

Line Graph [Table Text Block]
Table Summary
	Class C with Sale Charges	Class C without Sales Charge	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Year Government/Credit Bond Index
2016	$10,000	$10,000	$10,000	$10,000
2017	$10,040	$10,040	$10,044	$10,071
2018	$10,000	$10,000	$10,165	$10,095
2019	$10,198	$10,198	$10,620	$10,401
2020	$10,118	$10,118	$11,568	$10,872
2021	$10,694	$10,694	$11,650	$11,043
2022	$10,315	$10,315	$11,167	$10,722
2023	$10,164	$10,164	$10,633	$10,749
2024	$10,480	$10,480	$10,814	$11,125
2025	$11,076	$11,076	$11,341	$11,748
2026	$11,519	$11,519	$11,835	$12,213

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	2.34%	1.20%	1.42%
Class C - Excluding Sales Charge	3.34%	1.20%	1.42%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	3.96%	2.04%	2.02%

AssetsNet	$ 372,021,826
Holdings Count | Holding	652
Advisory Fees Paid, Amount	$ 1,164,740
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$372,021,826 # of Portfolio Holdings652 Portfolio Turnover Rate164% Investment Advisory Fees Paid$1,164,740
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	3.8%
U.S. Government Agency Obligations	0.1%
U.S. Treasury Obligations	2.9%
Collateralized Mortgage Obligations	13.3%
Commercial Mortgage-Backed Securities	14.0%
Asset-Backed Securities	18.3%
Corporate Bonds/Notes	47.6%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
United States Treasury Notes, 3.875%, 03/31/28	2.0%
Freddie Mac REMIC Trust - Class FA, 4.337%, 04/15/36	1.0%
Freddie Mac REMIC Trust - Class FA, 4.912%, 10/25/55	0.9%
Fannie Mae REMIC Trust - Class FH, 4.912%, 01/25/55	0.8%
BMW Vehicle Lease Trust - Class A4, 5.000%, 06/25/27	0.8%
Freddie Mac Strips - Class F43, 4.462%, 10/25/53	0.8%
Freddie Mac REMIC Trust - Class FE, 5.012%, 11/25/54	0.8%
Fannie Mae REMIC Trust - Class FD, 4.862%, 12/25/54	0.7%
Freddie Mac REMIC Trust - Class PF, 4.187%, 02/15/36	0.7%
BlueMountain CLO XXXII Ltd. - Class AR, 4.772%, 10/15/34	0.7%

Material Fund Change [Text Block]
C000121360
Shareholder Report [Line Items]
Fund Name	Voya Short Duration Bond Fund
Class Name	Class I
Trading Symbol	IISBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund (before fees and expenses) outperformed the Bloomberg U.S. 1-3 Year Government/Credit Bond Index primarily due to favorable asset allocation decisions, while security selection decisions detracted slightly and duration positioning had a limited impact.

↑ Top contributors to performance: Allocation to non-agency commercial mortgage-backed securities (CMBS), to high yield corporates, asset backed securities (ABS) and agency mortgages.

↓ Top detractors from performance: Security selection within U.S. Treasury.

Line Graph [Table Text Block]
Table Summary
	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Year Government/Credit Bond Index
2016	$250,000	$250,000	$250,000
2017	$253,648	$251,100	$251,775
2018	$255,046	$254,113	$252,379
2019	$263,088	$265,497	$260,026
2020	$263,510	$289,206	$271,806
2021	$281,447	$291,260	$276,073
2022	$274,349	$279,172	$268,039
2023	$272,866	$265,828	$268,736
2024	$284,239	$270,342	$278,118
2025	$301,209	$283,533	$293,711
2026	$314,443	$295,863	$305,329

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class I	4.39%	2.24%	2.32%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	3.96%	2.04%	2.02%

AssetsNet	$ 372,021,826
Holdings Count | Holding	652
Advisory Fees Paid, Amount	$ 1,164,740
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$372,021,826 # of Portfolio Holdings652 Portfolio Turnover Rate164% Investment Advisory Fees Paid$1,164,740
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	3.8%
U.S. Government Agency Obligations	0.1%
U.S. Treasury Obligations	2.9%
Collateralized Mortgage Obligations	13.3%
Commercial Mortgage-Backed Securities	14.0%
Asset-Backed Securities	18.3%
Corporate Bonds/Notes	47.6%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
United States Treasury Notes, 3.875%, 03/31/28	2.0%
Freddie Mac REMIC Trust - Class FA, 4.337%, 04/15/36	1.0%
Freddie Mac REMIC Trust - Class FA, 4.912%, 10/25/55	0.9%
Fannie Mae REMIC Trust - Class FH, 4.912%, 01/25/55	0.8%
BMW Vehicle Lease Trust - Class A4, 5.000%, 06/25/27	0.8%
Freddie Mac Strips - Class F43, 4.462%, 10/25/53	0.8%
Freddie Mac REMIC Trust - Class FE, 5.012%, 11/25/54	0.8%
Fannie Mae REMIC Trust - Class FD, 4.862%, 12/25/54	0.7%
Freddie Mac REMIC Trust - Class PF, 4.187%, 02/15/36	0.7%
BlueMountain CLO XXXII Ltd. - Class AR, 4.772%, 10/15/34	0.7%

Material Fund Change [Text Block]
C000121361
Shareholder Report [Line Items]
Fund Name	Voya Short Duration Bond Fund
Class Name	Class R
Trading Symbol	VSTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$93	0.91%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund (before fees and expenses) outperformed the Bloomberg U.S. 1-3 Year Government/Credit Bond Index primarily due to favorable asset allocation decisions, while security selection decisions detracted slightly and duration positioning had a limited impact.

↑ Top contributors to performance: Allocation to non-agency commercial mortgage-backed securities (CMBS), to high yield corporates, asset backed securities (ABS) and agency mortgages.

↓ Top detractors from performance: Security selection within U.S. Treasury.

Line Graph [Table Text Block]
Table Summary
	Class R	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Year Government/Credit Bond Index
2016	$10,000	$10,000	$10,000
2017	$10,089	$10,044	$10,071
2018	$10,099	$10,165	$10,095
2019	$10,361	$10,620	$10,401
2020	$10,343	$11,568	$10,872
2021	$10,996	$11,650	$11,043
2022	$10,662	$11,167	$10,722
2023	$10,559	$10,633	$10,749
2024	$10,930	$10,814	$11,125
2025	$11,523	$11,341	$11,748
2026	$11,967	$11,835	$12,213

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class R	3.86%	1.71%	1.81%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	3.96%	2.04%	2.02%

AssetsNet	$ 372,021,826
Holdings Count | Holding	652
Advisory Fees Paid, Amount	$ 1,164,740
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$372,021,826 # of Portfolio Holdings652 Portfolio Turnover Rate164% Investment Advisory Fees Paid$1,164,740
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	3.8%
U.S. Government Agency Obligations	0.1%
U.S. Treasury Obligations	2.9%
Collateralized Mortgage Obligations	13.3%
Commercial Mortgage-Backed Securities	14.0%
Asset-Backed Securities	18.3%
Corporate Bonds/Notes	47.6%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
United States Treasury Notes, 3.875%, 03/31/28	2.0%
Freddie Mac REMIC Trust - Class FA, 4.337%, 04/15/36	1.0%
Freddie Mac REMIC Trust - Class FA, 4.912%, 10/25/55	0.9%
Fannie Mae REMIC Trust - Class FH, 4.912%, 01/25/55	0.8%
BMW Vehicle Lease Trust - Class A4, 5.000%, 06/25/27	0.8%
Freddie Mac Strips - Class F43, 4.462%, 10/25/53	0.8%
Freddie Mac REMIC Trust - Class FE, 5.012%, 11/25/54	0.8%
Fannie Mae REMIC Trust - Class FD, 4.862%, 12/25/54	0.7%
Freddie Mac REMIC Trust - Class PF, 4.187%, 02/15/36	0.7%
BlueMountain CLO XXXII Ltd. - Class AR, 4.772%, 10/15/34	0.7%

Material Fund Change [Text Block]
C000129860
Shareholder Report [Line Items]
Fund Name	Voya Short Duration Bond Fund
Class Name	Class R6
Trading Symbol	IGZAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund (before fees and expenses) outperformed the Bloomberg U.S. 1-3 Year Government/Credit Bond Index primarily due to favorable asset allocation decisions, while security selection decisions detracted slightly and duration positioning had a limited impact.

↑ Top contributors to performance: Allocation to non-agency commercial mortgage-backed securities (CMBS), to high yield corporates, asset backed securities (ABS) and agency mortgages.

↓ Top detractors from performance: Security selection within U.S. Treasury.

Line Graph [Table Text Block]
Table Summary
	Class R6	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Year Government/Credit Bond Index
2016	$1,000,000	$1,000,000	$1,000,000
2017	$1,013,871	$1,004,400	$1,007,100
2018	$1,020,812	$1,016,453	$1,009,517
2019	$1,052,225	$1,061,990	$1,040,105
2020	$1,055,331	$1,156,826	$1,087,222
2021	$1,127,447	$1,165,039	$1,104,292
2022	$1,099,387	$1,116,690	$1,072,157
2023	$1,093,865	$1,063,312	$1,074,944
2024	$1,140,033	$1,081,366	$1,112,474
2025	$1,208,689	$1,134,132	$1,174,844
2026	$1,262,420	$1,183,450	$1,221,314

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class R6	4.45%	2.29%	2.36%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	3.96%	2.04%	2.02%

AssetsNet	$ 372,021,826
Holdings Count | Holding	652
Advisory Fees Paid, Amount	$ 1,164,740
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$372,021,826 # of Portfolio Holdings652 Portfolio Turnover Rate164% Investment Advisory Fees Paid$1,164,740
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	3.8%
U.S. Government Agency Obligations	0.1%
U.S. Treasury Obligations	2.9%
Collateralized Mortgage Obligations	13.3%
Commercial Mortgage-Backed Securities	14.0%
Asset-Backed Securities	18.3%
Corporate Bonds/Notes	47.6%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
United States Treasury Notes, 3.875%, 03/31/28	2.0%
Freddie Mac REMIC Trust - Class FA, 4.337%, 04/15/36	1.0%
Freddie Mac REMIC Trust - Class FA, 4.912%, 10/25/55	0.9%
Fannie Mae REMIC Trust - Class FH, 4.912%, 01/25/55	0.8%
BMW Vehicle Lease Trust - Class A4, 5.000%, 06/25/27	0.8%
Freddie Mac Strips - Class F43, 4.462%, 10/25/53	0.8%
Freddie Mac REMIC Trust - Class FE, 5.012%, 11/25/54	0.8%
Fannie Mae REMIC Trust - Class FD, 4.862%, 12/25/54	0.7%
Freddie Mac REMIC Trust - Class PF, 4.187%, 02/15/36	0.7%
BlueMountain CLO XXXII Ltd. - Class AR, 4.772%, 10/15/34	0.7%

Material Fund Change [Text Block]
C000121362
Shareholder Report [Line Items]
Fund Name	Voya Short Duration Bond Fund
Class Name	Class W
Trading Symbol	IWSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund (before fees and expenses) outperformed the Bloomberg U.S. 1-3 Year Government/Credit Bond Index primarily due to favorable asset allocation decisions, while security selection decisions detracted slightly and duration positioning had a limited impact.

↑ Top contributors to performance: Allocation to non-agency commercial mortgage-backed securities (CMBS), to high yield corporates, asset backed securities (ABS) and agency mortgages.

↓ Top detractors from performance: Security selection within U.S. Treasury.

Line Graph [Table Text Block]
Table Summary
	Class W	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Year Government/Credit Bond Index
2016	$10,000	$10,000	$10,000
2017	$10,141	$10,044	$10,071
2018	$10,192	$10,165	$10,095
2019	$10,529	$10,620	$10,401
2020	$10,542	$11,568	$10,872
2021	$11,263	$11,650	$11,043
2022	$10,964	$11,167	$10,722
2023	$10,913	$10,633	$10,749
2024	$11,365	$10,814	$11,125
2025	$12,028	$11,341	$11,748
2026	$12,554	$11,835	$12,213

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class W	4.38%	2.19%	2.30%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	3.96%	2.04%	2.02%

AssetsNet	$ 372,021,826
Holdings Count | Holding	652
Advisory Fees Paid, Amount	$ 1,164,740
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$372,021,826 # of Portfolio Holdings652 Portfolio Turnover Rate164% Investment Advisory Fees Paid$1,164,740
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	3.8%
U.S. Government Agency Obligations	0.1%
U.S. Treasury Obligations	2.9%
Collateralized Mortgage Obligations	13.3%
Commercial Mortgage-Backed Securities	14.0%
Asset-Backed Securities	18.3%
Corporate Bonds/Notes	47.6%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
United States Treasury Notes, 3.875%, 03/31/28	2.0%
Freddie Mac REMIC Trust - Class FA, 4.337%, 04/15/36	1.0%
Freddie Mac REMIC Trust - Class FA, 4.912%, 10/25/55	0.9%
Fannie Mae REMIC Trust - Class FH, 4.912%, 01/25/55	0.8%
BMW Vehicle Lease Trust - Class A4, 5.000%, 06/25/27	0.8%
Freddie Mac Strips - Class F43, 4.462%, 10/25/53	0.8%
Freddie Mac REMIC Trust - Class FE, 5.012%, 11/25/54	0.8%
Fannie Mae REMIC Trust - Class FD, 4.862%, 12/25/54	0.7%
Freddie Mac REMIC Trust - Class PF, 4.187%, 02/15/36	0.7%
BlueMountain CLO XXXII Ltd. - Class AR, 4.772%, 10/15/34	0.7%

Material Fund Change [Text Block]
C000119020
Shareholder Report [Line Items]
Fund Name	Voya Strategic Income Opportunities Fund
Class Name	Class A
Trading Symbol	ISIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$89	0.87%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund (before fees and expenses) outperformed the ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index primarily due to favorable asset allocation decisions, while security selection decisions and currency positioning detracted. Duration positioning had a limited impact.

↑ Top contributors to performance: Allocation to non-agency RMBS, agency mortgages and CMBS. Additionally, selection within CMBS & ABS contributed.

↓ Top detractors from performance: Selection within investment grade corporates & emerging market corporates. Lastly, currency positioning detracted.

Line Graph [Table Text Block]
Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	Bloomberg U.S. Universal Bond Index
2016	$9,755	$10,000	$10,000	$10,000	$10,000
2017	$10,419	$10,681	$10,044	$10,074	$10,192
2018	$10,837	$11,110	$10,165	$10,196	$10,347
2019	$11,269	$11,553	$10,620	$10,449	$10,816
2020	$10,539	$10,804	$11,568	$10,697	$11,589
2021	$12,119	$12,423	$11,650	$10,766	$11,931
2022	$11,819	$12,116	$11,167	$10,771	$11,426
2023	$11,471	$11,760	$10,633	$11,029	$10,899
2024	$12,307	$12,617	$10,814	$11,620	$11,190
2025	$13,140	$13,471	$11,341	$12,224	$11,777
2026	$13,774	$14,120	$11,835	$12,743	$12,324

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	2.18%	2.07%	3.25%
Class A - Excluding Sales Charge	4.82%	2.59%	3.51%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	4.25%	3.43%	2.45%
Bloomberg U.S. Universal Bond Index	4.64%	0.65%	2.11%

AssetsNet	$ 2,007,400,912
Holdings Count | Holding	1,544
Advisory Fees Paid, Amount	$ 10,421,582
InvestmentCompanyPortfolioTurnover	316.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,007,400,912 # of Portfolio Holdings1,544 Portfolio Turnover Rate316% Investment Advisory Fees Paid$10,421,582
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.4%
Common Stock	0.0%
U.S. Treasury Obligations	0.4%
Sovereign Bonds	3.2%
Bank Loans	8.4%
Asset-Backed Securities	9.5%
U.S. Government Agency Obligations	10.0%
Commercial Mortgage-Backed Securities	14.5%
Collateralized Mortgage Obligations	26.2%
Corporate Bonds/Notes	26.4%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
G2SF, 6.500%, 04/20/55	2.4%
Ginnie Mae, 6.500%, 09/20/55	2.1%
Freddie Mac REMIC Trust - Class FD, 5.262%, 02/25/55	1.7%
Ginnie Mae, 6.500%, 02/20/55	1.4%
Republic of Poland Government Bond, 5.000%, 10/25/35	1.2%
Ginnie Mae, 6.500%, 05/20/65	1.1%
Peru Government Bond, 5.350%, 08/12/40	1.0%
Uniform Mortgage-Backed Securities, 5.000%, 04/01/56	1.0%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.6%
Fannie Mae REMIC Trust - Class IM, 4.500%, 07/25/51	0.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective January 1, 2026, the expense limits were lowered to 0.87%, 1.62%, 0.62%, 1.12% and 0.62% for Class A, Class C, Class I, Class R, and Class W shares, respectively.

Updated Prospectus Phone Number	1-800-992-0180
C000119021
Shareholder Report [Line Items]
Fund Name	Voya Strategic Income Opportunities Fund
Class Name	Class C
Trading Symbol	ISICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$165	1.62%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund (before fees and expenses) outperformed the ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index primarily due to favorable asset allocation decisions, while security selection decisions and currency positioning detracted. Duration positioning had a limited impact.

↑ Top contributors to performance: Allocation to non-agency RMBS, agency mortgages and CMBS. Additionally, selection within CMBS & ABS contributed.

↓ Top detractors from performance: Selection within investment grade corporates & emerging market corporates. Lastly, currency positioning detracted.

Line Graph [Table Text Block]
Table Summary
	Class C with Sale Charges	Class C without Sales Charge	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	Bloomberg U.S. Universal Bond Index
2016	$10,000	$10,000	$10,000	$10,000	$10,000
2017	$10,605	$10,605	$10,044	$10,074	$10,192
2018	$10,949	$10,949	$10,165	$10,196	$10,347
2019	$11,312	$11,312	$10,620	$10,449	$10,816
2020	$10,493	$10,493	$11,568	$10,697	$11,589
2021	$11,983	$11,983	$11,650	$10,766	$11,931
2022	$11,602	$11,602	$11,167	$10,771	$11,426
2023	$11,164	$11,164	$10,633	$11,029	$10,899
2024	$11,905	$11,905	$10,814	$11,620	$11,190
2025	$12,711	$12,711	$11,341	$12,224	$11,777
2026	$13,324	$13,324	$11,835	$12,743	$12,324

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	3.04%	1.84%	2.91%
Class C - Excluding Sales Charge	4.04%	1.84%	2.91%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	4.25%	3.43%	2.45%
Bloomberg U.S. Universal Bond Index	4.64%	0.65%	2.11%

AssetsNet	$ 2,007,400,912
Holdings Count | Holding	1,544
Advisory Fees Paid, Amount	$ 10,421,582
InvestmentCompanyPortfolioTurnover	316.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,007,400,912 # of Portfolio Holdings1,544 Portfolio Turnover Rate316% Investment Advisory Fees Paid$10,421,582
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.4%
Common Stock	0.0%
U.S. Treasury Obligations	0.4%
Sovereign Bonds	3.2%
Bank Loans	8.4%
Asset-Backed Securities	9.5%
U.S. Government Agency Obligations	10.0%
Commercial Mortgage-Backed Securities	14.5%
Collateralized Mortgage Obligations	26.2%
Corporate Bonds/Notes	26.4%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
G2SF, 6.500%, 04/20/55	2.4%
Ginnie Mae, 6.500%, 09/20/55	2.1%
Freddie Mac REMIC Trust - Class FD, 5.262%, 02/25/55	1.7%
Ginnie Mae, 6.500%, 02/20/55	1.4%
Republic of Poland Government Bond, 5.000%, 10/25/35	1.2%
Ginnie Mae, 6.500%, 05/20/65	1.1%
Peru Government Bond, 5.350%, 08/12/40	1.0%
Uniform Mortgage-Backed Securities, 5.000%, 04/01/56	1.0%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.6%
Fannie Mae REMIC Trust - Class IM, 4.500%, 07/25/51	0.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective January 1, 2026, the expense limits were lowered to 0.87%, 1.62%, 0.62%, 1.12% and 0.62% for Class A, Class C, Class I, Class R, and Class W shares, respectively.

Updated Prospectus Phone Number	1-800-992-0180
C000119022
Shareholder Report [Line Items]
Fund Name	Voya Strategic Income Opportunities Fund
Class Name	Class I
Trading Symbol	IISIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund (before fees and expenses) outperformed the ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index primarily due to favorable asset allocation decisions, while security selection decisions and currency positioning detracted. Duration positioning had a limited impact.

↑ Top contributors to performance: Allocation to non-agency RMBS, agency mortgages and CMBS. Additionally, selection within CMBS & ABS contributed.

↓ Top detractors from performance: Selection within investment grade corporates & emerging market corporates. Lastly, currency positioning detracted.

Line Graph [Table Text Block]
Table Summary
	Class I	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	Bloomberg U.S. Universal Bond Index
2016	$250,000	$250,000	$250,000	$250,000
2017	$268,460	$251,100	$251,850	$254,800
2018	$280,200	$254,113	$254,897	$258,673
2019	$292,591	$265,497	$261,219	$270,391
2020	$274,148	$289,206	$267,436	$289,724
2021	$316,229	$291,260	$269,147	$298,271
2022	$309,221	$279,172	$269,282	$285,654
2023	$300,435	$265,828	$275,718	$272,485
2024	$323,461	$270,342	$290,503	$279,762
2025	$346,169	$283,533	$305,590	$294,430
2026	$363,731	$295,863	$318,572	$308,105

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class I	5.07%	2.84%	3.82%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	4.25%	3.43%	2.45%
Bloomberg U.S. Universal Bond Index	4.64%	0.65%	2.11%

AssetsNet	$ 2,007,400,912
Holdings Count | Holding	1,544
Advisory Fees Paid, Amount	$ 10,421,582
InvestmentCompanyPortfolioTurnover	316.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,007,400,912 # of Portfolio Holdings1,544 Portfolio Turnover Rate316% Investment Advisory Fees Paid$10,421,582
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.4%
Common Stock	0.0%
U.S. Treasury Obligations	0.4%
Sovereign Bonds	3.2%
Bank Loans	8.4%
Asset-Backed Securities	9.5%
U.S. Government Agency Obligations	10.0%
Commercial Mortgage-Backed Securities	14.5%
Collateralized Mortgage Obligations	26.2%
Corporate Bonds/Notes	26.4%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
G2SF, 6.500%, 04/20/55	2.4%
Ginnie Mae, 6.500%, 09/20/55	2.1%
Freddie Mac REMIC Trust - Class FD, 5.262%, 02/25/55	1.7%
Ginnie Mae, 6.500%, 02/20/55	1.4%
Republic of Poland Government Bond, 5.000%, 10/25/35	1.2%
Ginnie Mae, 6.500%, 05/20/65	1.1%
Peru Government Bond, 5.350%, 08/12/40	1.0%
Uniform Mortgage-Backed Securities, 5.000%, 04/01/56	1.0%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.6%
Fannie Mae REMIC Trust - Class IM, 4.500%, 07/25/51	0.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective January 1, 2026, the expense limits were lowered to 0.87%, 1.62%, 0.62%, 1.12% and 0.62% for Class A, Class C, Class I, Class R, and Class W shares, respectively.

Updated Prospectus Phone Number	1-800-992-0180
C000119023
Shareholder Report [Line Items]
Fund Name	Voya Strategic Income Opportunities Fund
Class Name	Class R
Trading Symbol	ISIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$115	1.12%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund (before fees and expenses) outperformed the ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index primarily due to favorable asset allocation decisions, while security selection decisions and currency positioning detracted. Duration positioning had a limited impact.

↑ Top contributors to performance: Allocation to non-agency RMBS, agency mortgages and CMBS. Additionally, selection within CMBS & ABS contributed.

↓ Top detractors from performance: Selection within investment grade corporates & emerging market corporates. Lastly, currency positioning detracted.

Line Graph [Table Text Block]
Table Summary
	Class R	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	Bloomberg U.S. Universal Bond Index
2016	$10,000	$10,000	$10,000	$10,000
2017	$10,656	$10,044	$10,074	$10,192
2018	$11,057	$10,165	$10,196	$10,347
2019	$11,469	$10,620	$10,449	$10,816
2020	$10,689	$11,568	$10,697	$11,589
2021	$12,272	$11,650	$10,766	$11,931
2022	$11,933	$11,167	$10,771	$11,426
2023	$11,545	$10,633	$11,029	$10,899
2024	$12,372	$10,814	$11,620	$11,190
2025	$13,177	$11,341	$12,224	$11,777
2026	$13,778	$11,835	$12,743	$12,324

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class R	4.56%	2.34%	3.26%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	4.25%	3.43%	2.45%
Bloomberg U.S. Universal Bond Index	4.64%	0.65%	2.11%

AssetsNet	$ 2,007,400,912
Holdings Count | Holding	1,544
Advisory Fees Paid, Amount	$ 10,421,582
InvestmentCompanyPortfolioTurnover	316.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,007,400,912 # of Portfolio Holdings1,544 Portfolio Turnover Rate316% Investment Advisory Fees Paid$10,421,582
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.4%
Common Stock	0.0%
U.S. Treasury Obligations	0.4%
Sovereign Bonds	3.2%
Bank Loans	8.4%
Asset-Backed Securities	9.5%
U.S. Government Agency Obligations	10.0%
Commercial Mortgage-Backed Securities	14.5%
Collateralized Mortgage Obligations	26.2%
Corporate Bonds/Notes	26.4%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
G2SF, 6.500%, 04/20/55	2.4%
Ginnie Mae, 6.500%, 09/20/55	2.1%
Freddie Mac REMIC Trust - Class FD, 5.262%, 02/25/55	1.7%
Ginnie Mae, 6.500%, 02/20/55	1.4%
Republic of Poland Government Bond, 5.000%, 10/25/35	1.2%
Ginnie Mae, 6.500%, 05/20/65	1.1%
Peru Government Bond, 5.350%, 08/12/40	1.0%
Uniform Mortgage-Backed Securities, 5.000%, 04/01/56	1.0%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.6%
Fannie Mae REMIC Trust - Class IM, 4.500%, 07/25/51	0.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective January 1, 2026, the expense limits were lowered to 0.87%, 1.62%, 0.62%, 1.12% and 0.62% for Class A, Class C, Class I, Class R, and Class W shares, respectively.

Updated Prospectus Phone Number	1-800-992-0180
C000159021
Shareholder Report [Line Items]
Fund Name	Voya Strategic Income Opportunities Fund
Class Name	Class R6
Trading Symbol	VSIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund (before fees and expenses) outperformed the ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index primarily due to favorable asset allocation decisions, while security selection decisions and currency positioning detracted. Duration positioning had a limited impact.

↑ Top contributors to performance: Allocation to non-agency RMBS, agency mortgages and CMBS. Additionally, selection within CMBS & ABS contributed.

↓ Top detractors from performance: Selection within investment grade corporates & emerging market corporates. Lastly, currency positioning detracted.

Line Graph [Table Text Block]
Table Summary
	Class R6	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	Bloomberg U.S. Universal Index
2016	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2017	$1,072,070	$1,004,400	$1,007,400	$1,019,200
2018	$1,119,309	$1,016,453	$1,019,590	$1,034,692
2019	$1,168,116	$1,061,990	$1,044,875	$1,081,563
2020	$1,094,780	$1,156,826	$1,069,743	$1,158,895
2021	$1,263,981	$1,165,039	$1,076,590	$1,193,083
2022	$1,236,508	$1,116,690	$1,077,128	$1,142,615
2023	$1,203,225	$1,063,312	$1,102,871	$1,089,941
2024	$1,295,001	$1,081,366	$1,162,012	$1,119,049
2025	$1,386,949	$1,134,132	$1,222,359	$1,177,721
2026	$1,458,335	$1,183,450	$1,274,288	$1,232,421

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class R6	5.15%	2.90%	3.85%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	4.25%	3.43%	2.45%
Bloomberg U.S. Universal Bond Index	4.64%	0.65%	2.11%

AssetsNet	$ 2,007,400,912
Holdings Count | Holding	1,544
Advisory Fees Paid, Amount	$ 10,421,582
InvestmentCompanyPortfolioTurnover	316.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,007,400,912 # of Portfolio Holdings1,544 Portfolio Turnover Rate316% Investment Advisory Fees Paid$10,421,582
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.4%
Common Stock	0.0%
U.S. Treasury Obligations	0.4%
Sovereign Bonds	3.2%
Bank Loans	8.4%
Asset-Backed Securities	9.5%
U.S. Government Agency Obligations	10.0%
Commercial Mortgage-Backed Securities	14.5%
Collateralized Mortgage Obligations	26.2%
Corporate Bonds/Notes	26.4%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
G2SF, 6.500%, 04/20/55	2.4%
Ginnie Mae, 6.500%, 09/20/55	2.1%
Freddie Mac REMIC Trust - Class FD, 5.262%, 02/25/55	1.7%
Ginnie Mae, 6.500%, 02/20/55	1.4%
Republic of Poland Government Bond, 5.000%, 10/25/35	1.2%
Ginnie Mae, 6.500%, 05/20/65	1.1%
Peru Government Bond, 5.350%, 08/12/40	1.0%
Uniform Mortgage-Backed Securities, 5.000%, 04/01/56	1.0%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.6%
Fannie Mae REMIC Trust - Class IM, 4.500%, 07/25/51	0.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective January 1, 2026, the expense limits were lowered to 0.87%, 1.62%, 0.62%, 1.12% and 0.62% for Class A, Class C, Class I, Class R, and Class W shares, respectively.

Updated Prospectus Phone Number	1-800-992-0180
C000119024
Shareholder Report [Line Items]
Fund Name	Voya Strategic Income Opportunities Fund
Class Name	Class W
Trading Symbol	ISIWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund (before fees and expenses) outperformed the ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index primarily due to favorable asset allocation decisions, while security selection decisions and currency positioning detracted. Duration positioning had a limited impact.

↑ Top contributors to performance: Allocation to non-agency RMBS, agency mortgages and CMBS. Additionally, selection within CMBS & ABS contributed.

↓ Top detractors from performance: Selection within investment grade corporates & emerging market corporates. Lastly, currency positioning detracted.

Line Graph [Table Text Block]
Table Summary
	Class W	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	Bloomberg U.S. Universal Bond Index
2016	$10,000	$10,000	$10,000	$10,000
2017	$10,719	$10,044	$10,074	$10,192
2018	$11,177	$10,165	$10,196	$10,347
2019	$11,663	$10,620	$10,449	$10,816
2020	$10,920	$11,568	$10,697	$11,589
2021	$12,605	$11,650	$10,766	$11,931
2022	$12,323	$11,167	$10,771	$11,426
2023	$11,974	$10,633	$11,029	$10,899
2024	$12,894	$10,814	$11,620	$11,190
2025	$13,801	$11,341	$12,224	$11,777
2026	$14,503	$11,835	$12,743	$12,324

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class W	5.08%	2.84%	3.79%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	4.25%	3.43%	2.45%
Bloomberg U.S. Universal Bond Index	4.64%	0.65%	2.11%

AssetsNet	$ 2,007,400,912
Holdings Count | Holding	1,544
Advisory Fees Paid, Amount	$ 10,421,582
InvestmentCompanyPortfolioTurnover	316.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,007,400,912 # of Portfolio Holdings1,544 Portfolio Turnover Rate316% Investment Advisory Fees Paid$10,421,582
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.4%
Common Stock	0.0%
U.S. Treasury Obligations	0.4%
Sovereign Bonds	3.2%
Bank Loans	8.4%
Asset-Backed Securities	9.5%
U.S. Government Agency Obligations	10.0%
Commercial Mortgage-Backed Securities	14.5%
Collateralized Mortgage Obligations	26.2%
Corporate Bonds/Notes	26.4%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
G2SF, 6.500%, 04/20/55	2.4%
Ginnie Mae, 6.500%, 09/20/55	2.1%
Freddie Mac REMIC Trust - Class FD, 5.262%, 02/25/55	1.7%
Ginnie Mae, 6.500%, 02/20/55	1.4%
Republic of Poland Government Bond, 5.000%, 10/25/35	1.2%
Ginnie Mae, 6.500%, 05/20/65	1.1%
Peru Government Bond, 5.350%, 08/12/40	1.0%
Uniform Mortgage-Backed Securities, 5.000%, 04/01/56	1.0%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.6%
Fannie Mae REMIC Trust - Class IM, 4.500%, 07/25/51	0.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective January 1, 2026, the expense limits were lowered to 0.87%, 1.62%, 0.62%, 1.12% and 0.62% for Class A, Class C, Class I, Class R, and Class W shares, respectively.

Updated Prospectus Phone Number	1-800-992-0180
C000262481
Shareholder Report [Line Items]
Fund Name	Voya VACS Series CB Fund
Class Name	VACS Series
Trading Symbol	VVCBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya VACS Series CB Fund for the period of January 22, 2026 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS SeriesFootnote Reference*	$3	0.15%
Footnote	Description
Footnote*	Expenses are for the period from January 22, 2026, commencement of operations, to March 31, 2026. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

Since inception from January 22, 2026 through March 31, 2026, the Fund outperformed the Bloomberg U.S. Aggregate Index primarily due to detractions from asset allocation decisions..

↑ Top contributors to performance: Security selection within investment grade (IG) corporates was positive for performance, given the Fund's bias towards shorter dated bonds which offset the spread widening.

↓ Top detractors from performance: Asset allocation decisions detracted, primarily from IG corporate spreads finishing the period wider amid the volatility spurred by the fallout of the Middle East conflict. Selection within agency mortgage pool securities also detracted from performance.

Line Graph [Table Text Block]
Table Summary
	Voya VACS Series CB Fund	Bloomberg U.S. Aggregate Bond Index
1/22/2026	$10,000	$10,000
2026	$9,999	$9,995

Average Annual Return [Table Text Block]
Table Summary
Fund	Since Inception (1/22/2026)
Voya VACS Series CB Fund	-0.04%
Bloomberg U.S. Aggregate Bond Index	-0.05%

AssetsNet	$ 79,977,497
Holdings Count | Holding	748
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$79,977,497 # of Portfolio Holdings748 Portfolio Turnover Rate79% Investment Advisory Fees PaidN/A
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(3.9)%
Mutual Funds	3.0%
Collateralized Mortgage Obligations	6.0%
Asset-Backed Securities	8.7%
Commercial Mortgage-Backed Securities	9.1%
U.S. Treasury Obligations	20.2%
U.S. Government Agency Obligations	26.0%
Corporate Bonds/Notes	30.9%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Uniform Mortgage-Backed Securities, 2.000%, 04/01/56	3.6%
Uniform Mortgage-Backed Securities, 2.500%, 05/01/52	3.3%
Uniform Mortgage-Backed Securities, 5.500%, 01/01/56	2.8%
United States Treasury Bonds, 4.625%, 02/15/46	2.8%
United States Treasury Notes, 3.875%, 03/31/28	2.7%
Uniform Mortgage-Backed Securities, 3.000%, 06/01/52	2.6%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	2.4%
Uniform Mortgage-Backed Securities, 4.000%, 08/01/55	2.4%
United States Treasury Notes, 3.875%, 03/31/31	2.4%
Uniform Mortgage-Backed Securities, 3.500%, 02/01/51	2.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026.For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective January 22, 2026, in conjunction with the Fund’s commencement of operations, the Fund’s Principal Investment Strategies were revised to define the credit rating of split-rated debt instruments (debt instruments that receive different ratings from two or more NRSROs).

Updated Prospectus Phone Number	1-800-992-0180
C000240817
Shareholder Report [Line Items]
Fund Name	Voya VACS Series HYB Fund
Class Name	Portfolio
Trading Symbol	VVITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya VACS Series HYB Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Series	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund outperformed the Bloomberg High Yield - 2% Issuer Constrained Composite Index, primarily due to security selection.

↑ Top contributors to performance: Security selection in industrials, as the Fund had overweight exposure to select outperforming credits.  Security selection in cable and satellite, primarily due to an overweight position to Direct TV.   Lastly, security selection in healthcare & pharma, primarily due to an overweight to a few pharma-related securities that outperformed.

↓ Top detractors from performance: Underweight position in energy, as the sector benefited from elevated oil prices.   Security selection in gaming, primarily due to an overweight to Scientific Games Holdings.  Lastly, an underweight position in wirelines.

Line Graph [Table Text Block]
Table Summary
	Voya VACS Series HYB Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
2/24/2023	$10,000	$10,000	$10,000
2023	$10,186	$10,267	$10,153
2024	$11,189	$10,442	$11,285
2025	$12,001	$10,951	$12,153
2026	$12,874	$11,427	$13,005

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	Since Inception (2/24/2023)
Voya VACS Series HYB Fund	7.28%	8.50%
Bloomberg U.S. Aggregate Bond Index	4.35%	4.44%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index	7.01%	8.86%

AssetsNet	$ 307,955,809
Holdings Count | Holding	324
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$307,955,809 # of Portfolio Holdings324 Portfolio Turnover Rate64% Investment Advisory Fees PaidN/A
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	2.8%
Bank Loans	6.2%
Corporate Bonds/Notes	91.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Medline Borrower L.P., 5.250%, 10/01/29	0.9%
Warnermedia Holdings, Inc., 4.279%, 03/15/32	0.9%
Level 3 Financing, Inc., 6.875%, 06/30/33	0.7%
Directv Financing LLC, 8.875%, 02/01/30	0.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.7%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.500%, 10/01/31	0.7%
Cloud Software Group, Inc., 6.500%, 03/31/29	0.7%
Celanese US Holdings LLC, 6.750%, 04/15/33	0.7%
Quikrete Holdings, Inc., 6.375%, 03/01/32	0.7%
New Gold, Inc., 6.875%, 04/01/32	0.6%

Material Fund Change [Text Block]